UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-07603
                                   --------------------------------------------

          Mellon Institutional Funds Master Portfolio _____
      ---------------------------------------------------------
          (Exact name of registrant as specified in charter)

          One Boston Place, Boston, MA                                     02108
      --------------------------------------------------------------------------
          (Address of principal executive offices)               (Zip code)

          Barbara A. McCann
          Vice President and Secretary
          One Boston Place, Boston, MA  02108
      -------------------------------------------------
          (Name and address of agent for service)

          with a copy to:

          Leonard Pierce
          Hale & Dorr

                Boston, MA
      -------------------------------------------------

Registrant's telephone number, including area code: 800-221-4795
                                                    --------------------

Date of fiscal year end:   09/30/2004
                         ----------------------------

Date of reporting period:  03/31/2004
                          -------------------

Item 1.  Reports to Stockholders.

         (Semi-annual Report for the period 10/1/03 through 03/31/04 is filed herewith)

                                        [MELLON LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds


Financial Report
--------------------------------------------------------------------------------
For the Period Ended
March 31, 2004 (Unaudited)

THE BOSTON COMPANY INTERNATIONAL
CORE EQUITY FUND
--------------------------------------------------------------------------------

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               THE BOSTON COMPANY INTERNATIONAL CORE EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in The Boston Company International Core Equity Portfolio
    (Portfolio), at value (Note 1A)                                                                                 $107,170,893
  Receivable for Fund shares sold                                                                                        290,203
  Prepaid expenses                                                                                                        15,669
                                                                                                                    ------------
    Total assets                                                                                                     107,476,765
LIABILITIES
  Payable for Fund shares redeemed                                                                   $16,229,344
  Accrued accounting, custody, and transfer agent fees (Note 2)                                            4,976
  Accrued trustees' fees and expenses (Note 2)                                                             1,000
  Accrued expense and other liabilities                                                                    7,569
                                                                                                     -----------
    Total liabilities                                                                                                 16,242,889
                                                                                                                    ------------
NET ASSETS                                                                                                          $ 91,233,876
                                                                                                                    ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                                                                   $ 73,034,572
  Accumulated net realized loss                                                                                       (2,061,731)
  Undistributed net investment income                                                                                     55,148
  Net unrealized appreciation                                                                                         20,205,887
                                                                                                                    ------------
TOTAL NET ASSETS                                                                                                    $ 91,233,876
                                                                                                                    ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                                              3,430,277
                                                                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)                                                                                   $      26.60
                                                                                                                    ============


    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               THE BOSTON COMPANY INTERNATIONAL CORE EQUITY FUND

                             STATEMENT OF OPERATIONS
              FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Dividend income allocated from Portfolio (net of foreign withholding taxes of $100,368)                            $   830,913
  Interest income allocated from Portfolio (including securities lending income of $19,198) (Note 7)                      24,039
  Expenses allocated from Portfolio                                                                                     (478,395)
                                                                                                                     -----------
    Net investment income allocated from Portfolio                                                                       376,557

EXPENSES
  Accounting, custody, and transfer agent fees (Note 2)                                              $       337
  Legal and audit services                                                                                15,205
  Registration fees                                                                                       10,312
  Trustees' fees and expenses (Note 2)                                                                       889
  Insurance expense                                                                                          547
  Miscellaneous                                                                                           14,716
                                                                                                      ----------
    Total expenses                                                                                                        42,006
                                                                                                                     -----------
      Net investment income                                                                                              334,551
                                                                                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) allocated from Portfolio on:
    Investment security transactions and financial futures contracts                                   6,552,510
    Foreign currency transactions and forward foreign currency exchange contracts                        175,804
                                                                                                      ----------
      Net realized gain                                                                                                6,728,314
 Change in unrealized appreciation (depreciation) allocated from portfolio on investments
    allocated from Portfolio                                                                                           7,541,360
                                                                                                                     -----------
    Net realized and unrealized gain on investments                                                                   14,269,674
                                                                                                                     -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                           $14,604,225
                                                                                                                     ===========


    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                THE BOSTON COMPANY INTERNATIONAL CORE EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       SIX MONTHS ENDED
                                                                                        MARCH 31, 2004               YEAR ENDED
                                                                                          (UNAUDITED)             SEPTEMBER 30, 2003
                                                                                       -----------------          ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS
  Net investment income                                                                   $   334,551               $    747,952
  Net realized gains (losses)                                                               6,728,314                   (763,919)
  Change in net unrealized appreciation                                                     7,577,773                 16,226,851
                                                                                         ------------               ------------
  Net increase (decrease) in net assets from investment operations                         14,306,087                 16,210,884
                                                                                         ------------               ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1F)
  From net investment income                                                                (887,701)                   (847,624)
                                                                                         ------------               ------------
  Total distributions to shareholders                                                       (887,701)                   (847,624)
                                                                                         ------------               ------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                                         14,753,283                 18,786,883
  Value of shares issued to shareholders in payment of distributions declared                 580,413                    513,688
  Cost of shares redeemed                                                                (15,245,505)                 (8,023,768)
                                                                                         ------------               ------------
  Net increase (decrease) in net assets from Fund share tranactions                            88,191                 11,276,803
                                                                                         ------------               ------------
Total Increase (Decrease) in Net Assets                                                    13,506,577                 26,640,063
NET ASSETS
  At beginning of period                                                                   77,727,299                 51,087,236
                                                                                         ------------               ------------
  At end of period (including undistributed net investment income
    of $55,148 and $608,298)                                                              $91,233,876                $77,727,299
                                                                                         ============                ===========


    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                THE BOSTON COMPANY INTERNATIONAL CORE EQUITY FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      PERIOD
                                                       ENDED                       YEAR ENDED SEPTEMBER 30,
                                                     MARCH 31,   ------------------------------------------------------------
                                                       2004        2003          2002        2001          2000        1999
                                                   --------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  21.62     $  17.10      $  18.53     $  23.45      $  23.77    $  20.17
                                                   --------     --------      --------     ---------     --------    --------
FROM INVESTMENT OPERATIONS:
  Net investment income*(1)                            0.09         0.23          0.25         0.24          0.24        0.27
  Net realized and unrealized
    gains (loss) on investments                        5.13         4.55         (1.48)       (3.63)         1.42        3.98
                                                   --------     --------      --------     ---------     --------    --------
Total from investment operations                       5.22         4.78         (1.23)       (3.39)         1.66        4.25
                                                   --------     --------      --------     ---------     --------    --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                          (0.24)       (0.26)        (0.20)       (0.20)        (0.43)      (0.33)
  From net realized gains on investments                 --           --            --        (1.33)        (1.55)      (0.32)
                                                   --------     --------      --------     ---------     --------    --------
Total distributions to shareholders                   (0.24)       (0.26)        (0.20)       (1.53)        (1.98)      (0.65)
                                                   --------     --------      --------     ---------     --------    --------
Net Asset Value, End of Year                       $  26.60     $  21.62      $  17.10     $  18.53      $  23.45    $  23.77
                                                   ========     ========      =========    =========     ========    ========
TOTAL RETURN(+)                                       24.25%       28.23%        (6.77)%     (15.40)%        7.07%      21.26%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)*              1.12%(++)    1.16%         1.00%        1.00%         1.00%       1.00%
  Net Investment Income
    (to average daily net assets)*                     0.72%(++)    1.21%         1.29%        1.13%         0.98%       1.20%
  Portfolio Turnover(2)                                               17%           87%          74%          112%        195%
  Net Assets, End of Period (000's omitted)        $ 91,234     $ 77,727      $ 51,087     $ 48,227      $ 39,230    $ 39,018

----------------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

    Net investment income per share(1)                   N/A       $0.19      $0.18     $0.16     $0.15    $0.18
    Ratios (to average daily net assets):
      Expenses                                           N/A        1.34%      1.33%     1.37%     1.36%    1.41%
      Net investment income                              N/A        1.03%      0.96%     0.76%     0.62%    0.79%

(1)  Calculated based on average shares outstanding.
(2) Portfolio turnover represents activity while the Fund was investing directly in securities until January 27, 2003. The portfolio turnover for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
(+) Total return would have been lower in the absense of expense waivers, returns for periods of less than one year have not been annualized.
(++) Computed on an annualized basis.


    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                THE BOSTON COMPANY INTERNATIONAL CORE EQUITY FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company International Core Equity Fund (the "Fund") is a separate diversified investment series of the Trust.

     The Fund invests all of its investable assets in an interest of The Boston Company International Core Equity Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies located in the foreign countries represented in the MSCI Europe, Australia, Far East Index and Canada. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 98.9% at March 31, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

     C. INVESTMENT RISK

     The Fund's investment in the Portfolio involves certain additional risks due to the fact that the Portfolio may invest in foreign securities that were not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may have been more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     D. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFICs), post-October loss deferrals, wash sales and capital loss carryovers.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                THE BOSTON COMPANY INTERNATIONAL CORE EQUITY FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     E. EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     F. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. The Boston Company Asset Management, LLC ("TBCAM") voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding commissions, taxes and extraordinary expenses) to 1.25% of the Fund's average daily net assets for the for the period ended March 31, 2004. Pursuant to this agreement, for this period ended March 31, 2004, TBCAM was not required to reimburse the Fund as the Fund operated below the agreed expense limit. This agreement is temporary and voluntary and may be discontinued or revised by TBCAM at any time.

     As of February 23, 2004, the Fund compensates Dreyfus Transfer, Inc., a wholly owned subsidiary of Dreyfus, an affiliate of TBCAM, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. Pursuant to this agreement the Fund was charged $121 during the period ended March 31, 2004.
     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 90 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee does not apply to shares that were acquired through reinvestment of distributions. For the period ended March 31, 2004, the Fund received no redemption fees.

     No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

(3)  INVESTMENT TRANSACTIONS:

     Increases and decreases in the Fund's investment in the Portfolio for the period ended March 31, 2004, aggregated $14,753,283 and $15,543,643.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                THE BOSTON COMPANY INTERNATIONAL CORE EQUITY FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(4)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                  SIX MONTHS ENDED
                                                   MARCH 31, 2004               YEAR ENDED
                                                    (UNAUDITED)            SEPTEMBER 30, 2003
                                                  ----------------         ------------------
     Shares sold                                       570,483                  1,283,041
     Shares issued to shareholders in payment
     of distributions declared                          24,615                     15,660
     Shares redeemed                                  (759,395)                  (914,343)
                                                      --------                  ---------
     Net increase                                     (164,297)                   384,358
                                                      ========                  =========

     At March 31, 2004, two shareholders of record held approximately 24% and 20% of the total outstanding shares of the Fund, respectively. Investment activities of these shareholders could have a material impact on the Fund.

(5)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
             THE BOSTON COMPANY INTERNATIONAL CORE EQUITY PORTFOLIO

               SCHEDULE OF INVESTMENTS--MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         VALUE
SECURITY                                                  SHARES       (NOTE 1A)
--------------------------------------------------------------------------------
EQUITIES--79.8%
AUSTRALIA--4.1%
Boral Ltd.                                                202,300     $  979,998
Caltex Australia Ltd.                                      49,000        269,294
Insurance Australia Group Ltd.                            264,000        961,191
Oil Search Ltd.                                           342,400        301,817
QBE Insurance Group Ltd.                                   69,200        593,007
West Australian Newspaper Holdings Ltd. (a)                82,800        403,010
Westpac Banking Corp.                                      43,800        589,201
WMC Resources Ltd.                                         93,900        368,510
                                                                      ----------
                                                                       4,466,028
                                                                      ----------
AUSTRIA--1.3%
Boehler-Uddeholm AG (a)                                     6,200        505,756
OMV AG (a)                                                  4,900        929,139
                                                                      ----------
                                                                       1,434,895
                                                                      ----------
BELGIUM--0.4%
Delhaize Group (a)                                          8,400        389,928
                                                                      ----------
DENMARK--0.8%
AP Moller--Maersk A/S (a)                                      66        471,631
TDC A/S (a)                                                11,300        413,091
                                                                      ----------
                                                                         884,722
                                                                      ----------
FINLAND--1.9%
Fortum Oyj (a)                                             36,000        368,799
Kesko Oyj, Class B (a)                                     19,100        336,305
Nokia Oyj (a)                                              53,400      1,096,734
Rautaruukki Oyj (a)                                        30,600        246,412
                                                                      ----------
                                                                       2,048,250
                                                                      ----------
FRANCE--7.7%
Aventis SA (a)                                              5,200        400,493
Banca Intesa Spa                                          240,120        795,325
Banque National De Paris (a)                               13,300        814,393
Bouygues SA (a)                                             9,900        341,316
Essilor International SA                                    7,300        444,840
Groupe Danone (a)                                           2,400        394,213
Guyenne et Gascogne SA (a)                                  2,600        300,770
Imerys SA                                                   1,100        262,353
Renault SA                                                 10,200        707,714
Sagem SA                                                    4,566        508,801
Societe Generale, Class A (a)                              15,000      1,283,630
Total SA                                                    7,455      1,371,394
Vinci SA                                                    7,400        711,618
                                                                      ----------
                                                                       8,336,860
                                                                      ----------
GERMANY--5.5%
Continental AG (a)                                         25,600      1,009,311
Deutsche Bank AG Registered Shares                          3,400        283,211
Deutsche Telekom AG                                        34,600        622,856
E.ON AG (a)                                                13,800        910,768
Hannover Rueckversicherung AG (a)                          13,000        435,708

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
             THE BOSTON COMPANY INTERNATIONAL CORE EQUITY PORTFOLIO

               SCHEDULE OF INVESTMENTS--MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                         VALUE
SECURITY                                                   SHARES      (NOTE 1A)
--------------------------------------------------------------------------------
GERMANY (CONTINUED)
Merck KGaA (a)                                              7,200    $   336,352
Puma AG Rudolf Dassler Sport (a)                            2,700        596,085
SAP AG (a)                                                  3,500        554,424
Siemens AG                                                  7,100        525,146
ThyssenKrupp AG                                            34,900        649,741
                                                                     -----------
                                                                       5,923,602
                                                                     -----------
GREECE--0.9%
Alpha Bank AE                                               30,500       941,120
                                                                     -----------
HONG KONG--1.0%
China Unicom Ltd.                                          454,000       410,757
DAH Sing Financial                                          32,400       228,690
Esprit Holdings Ltd.                                       106,000       444,830
                                                                     -----------
                                                                       1,084,277
                                                                     -----------
IRELAND--1.2%
Anglo Irish Bank Corp. PLC                                  47,600       761,928
CRH PLC                                                     25,800       526,480
                                                                     -----------
                                                                       1,288,408
                                                                     -----------
ITALY--1.4%
Tim Spa                                                     83,800       474,642
Mediaset Spa                                                31,900       354,685
Ente Nazionale Idrocarburi Spa                              34,000       684,898
                                                                     -----------
                                                                       1,514,225
                                                                     -----------
JAPAN--17.9%
Asahi Breweries Ltd.                                        39,000       451,410
Bank of Yokohama Ltd. (a)*                                  48,000       281,703
Casino Computer Co., Ltd. (a)                               50,000       593,594
Citizen Electronics Co., Ltd.                               15,600       964,902
Daito Trust Construction Co., Ltd.                          17,000       661,872
Eisai Co. Ltd. (a)                                          19,200       519,217
Fuji Soft ABC, Inc.                                         10,200       435,270
Hinos Motors Ltd.                                           60,000       432,106
Ito-Yokado Co. Ltd.                                          7,000       318,182
KDDI Corp.                                                     129       726,151
Keyence Corp.                                                1,200       291,830
Kirin Beverage Corp.                                        13,400       296,835
Kobe Steel Ltd.                                            392,000       597,699
Kyushu Electric Power Co., Inc. (a)                         12,900       237,267
Mitsubishi Corp.                                            51,000       601,554
Mitsubishi Tokyo Financial Group, Inc.                          88       869,198
Nissan Motor Co. Ltd.                                       93,700     1,046,802
Nisshin Seifun Group, Inc. (a)                              42,000       410,012
NOK Corp.                                                   12,700       467,664
Nomura Holdings, Inc.                                       20,000       363,445
NSK Ltd. (a)                                                62,000       305,006
NTT Corp.                                                       96       543,153
Ono Pharmaceutical Co. Ltd.                                 11,100       504,545
Ricoh Co. Ltd.                                              24,000       492,520

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
             THE BOSTON COMPANY INTERNATIONAL CORE EQUITY PORTFOLIO

               SCHEDULE OF INVESTMENTS--MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         VALUE
SECURITY                                                   SHARES      (NOTE 1A)
--------------------------------------------------------------------------------
JAPAN (CONTINUED)
Sanyo Shinpan Finance Co., Ltd.                             6,100    $   327,580
Seiko Epson Corp.                                          12,400        499,425
Seino Transportation Co., Ltd.                             68,000        697,085
Sharp Corp. (a)                                            30,000        534,810
Sumitomo Electric Industries Ltd. (a)                      75,000        681,099
Sumitomo Mitsui Financial Group, Inc. (a)                     124        915,612
Sumitomo Rubber Industries, Inc.                           69,000        517,434
Takeda Chemical Industries Ltd. (a)                        10,800        480,552
TDK Corp.                                                  12,800        975,834
Tokyo Gas Corp., Ltd. (a)                                 158,000        596,970
Toyota Motor Corp.                                         18,600        692,058
                                                                     -----------
                                                                      19,330,396
                                                                     -----------
NETHERLANDS--3.6%
ABN Amro Holding NV                                        41,400        925,211
ASM Lithography Holding NV*                                17,900        328,620
Hunter Douglas NV                                           5,900        297,924
Ing Groep NV                                               38,900        856,409
Koninklijke Philips Electronics NV (a)                     15,000        434,587
Royal KPN NV                                               58,200        455,052
Wereldhave NV                                               7,600        619,024
                                                                     -----------
                                                                       3,916,827
                                                                     -----------
NEW ZEALAND--0.4%
Fletcher Building Ltd.                                    148,000        437,902
                                                                     -----------
NORWAY--1.7%
Norsk Hydro ASA (a)                                        10,000        631,173
Orkla ASA (a)                                               8,500        244,653
Storebrand ASA (a)                                         32,200        198,063
Telenor ASA (a)                                            95,800        666,250
Yara International ASA (a)                                 11,800         85,856
                                                                     -----------
                                                                       1,825,995
                                                                     -----------
SINGAPORE--1.9%
Fraser and Neave Ltd.                                      50,930        444,245
Keppel Corp., Ltd.                                        160,900        701,739
Neptune Orient Lines Ltd.                                 289,000        378,128
Want Want Holdings Ltd.                                   384,000        487,680
                                                                     -----------
                                                                       2,011,792
                                                                     -----------
SPAIN--2.6%
Actividades Construccion y Servicios SA (a)                11,300        553,765
Corp. Mapfre SA (a)*                                       43,000        517,811
Corp. Mapfre SA Rights (a)                                 50,900         20,055
Gamesa Corp. Tecnologica SA (a)                            16,000        656,628
Iberdrola SA                                               12,700        262,710
Repsol YPF SA                                              39,800        826,237
                                                                     -----------
                                                                       2,837,206
                                                                     -----------
SWEDEN--1.1%
Skandinaviska Enskilda Banken AB (a)                       40,700        596,750


    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
             THE BOSTON COMPANY INTERNATIONAL CORE EQUITY PORTFOLIO

               SCHEDULE OF INVESTMENTS--MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         VALUE
SECURITY                                                   SHARES      (NOTE 1A)
--------------------------------------------------------------------------------
SWEDEN (CONTINUED)
Trelleborg AB, Class B                                     17,000    $   309,033
Volvo AB, Class B (a)                                       7,600        250,598
                                                                     -----------
                                                                       1,156,381
                                                                     -----------
SWITZERLAND--5.0%
Baloise Holdings Ltd.                                        5,600       234,993
Credit Suisse Group                                         26,300       912,415
Geberit AG (a)                                                 870       478,521
Logitech International SA*                                   7,200       326,885
Micronas Semiconductor Holdings AG Registered Shares*       11,400       539,640
Novartis AG (a)                                             15,170       644,971
Saurer AG                                                    9,500       418,919
Serono SA                                                      750       463,490
Swiss Life Holding                                           1,900       293,544
UBS AG Registered Shares (a)                                11,100       825,439
Zurich Financial Services AG                                 1,900       299,923
                                                                     -----------
                                                                       5,438,740
                                                                     -----------
UNITED KINGDOM--19.5%
Aggregate Industries PLC                                   355,800       558,104
Alliance Unichem PLC                                        35,400       379,224
Anglo American PLC                                          18,600       445,188
AstraZeneca PLC                                              8,900       414,379
Atkins WS PLC                                               26,500       287,057
Aviva PLC                                                   54,300       529,084
Balfour Beatty PLC                                          99,000       474,092
Barclays PLC                                               137,300     1,214,292
Barratt Developments PLC                                    51,700       593,433
BP PLC                                                     164,400     1,383,430
British Airways PLC*                                        97,900       499,538
BT Group PLC                                               115,400       376,938
Cattles PLC                                                 87,900       548,272
Centrica PLC                                               193,600       815,468
Dixons Group PLC                                           177,400       504,156
Galen Holdings PLC                                          49,500       754,072
George Wimpey PLC                                           95,700       772,646
HBOS PLC                                                    42,300       576,086
Inchcape PLC                                                26,200       708,320
Johnston Press PLC                                          40,800       394,532
Kelda Group PLC                                             32,900       273,667
Northern Rock PLC                                           42,800       613,304
Reckitt Benckiser PLC                                       37,200       923,327
Royal Bank of Scotland Group PLC                            53,008     1,621,872
Sage Group PLC                                              75,000       249,475
Shell Transport & Trading Co. PLC                           64,700       424,458
Shire Pharmaceuticals Group PLC*                            58,700       575,206
Tesco PLC                                                  242,100     1,097,941
Vodafone Group PLC                                         943,800     2,242,424
Whitbread PLC                                               24,100       322,882

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
             THE BOSTON COMPANY INTERNATIONAL CORE EQUITY PORTFOLIO

               SCHEDULE OF INVESTMENTS--MARCH 31, 2004 (UNAUDITED)

------------------------------------------------------------------------------------------------------------
                                                                                                   VALUE
SECURITY                                                                             SHARES      (NOTE 1A)
------------------------------------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
Wolseley PLC                                                                         32,400     $    504,935
                                                                                                ------------
                                                                                                  21,077,802
                                                                                                ------------
TOTAL EQUITIES (Cost $66,204,434)                                                                 86,345,356
                                                                                                ------------
PREFERRED STOCKS--0.2%
Unipol Spa                                                                           95,400          244,916
                                                                                                ------------
TOTAL PREFERRED STOCKS (Cost $189,899)                                                               244,916
                                                                                                ------------

                                                                                       PAR
                                                         RATE       MATURITY          VALUE
                                                         ----       --------          -----
SHORT-TERM INVESTMENTS--0.8%
U.S. GOVERNMENT--0.4%
U.S. Treasury Bill (++)                                 0.91%       6/17/2004       420,000          419,183
                                                                                                ------------
INVESTMENT COMPANIES--0.4%
Dreyfus Institutional Preferred Plus (+)                                            368,618          368,618
                                                                                                ------------
TOTAL SHORT-TERM INVESTMENTS (Cost $787,801)                                                         787,801
                                                                                                ------------
INVESTMENT OF CASH COLLATERAL--20.9%
Dreyfus Institutional Preferred Money Market Fund
  (cost $22,543,716)(+)                                                          22,543,716       22,543,716
                                                                                                ------------
TOTAL INVESTMENTS--101.7% (COST $89,725,850)                                                     109,921,789
                                                                                                ------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(1.7)%                                                     (1,861,074)
                                                                                                ------------
NET ASSETS--100.0%                                                                              $108,060,715
                                                                                                ============

NOTES TO SCHEDULE OF INVESTMENTS:
*      Non-income producing security
(+) Affiliated fund that is available only to investment companies and other accounts managed by TBCAM or its affiliates. The effective yield is 0.98%. A complete listing of the fund's holdings as of its most recent fiscal year end is available.
(++)   Denotes all or part of security segregated as collateral.
(a)    Security, or a portion thereof, was on loan at March 31, 2004.

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
             THE BOSTON COMPANY INTERNATIONAL CORE EQUITY PORTFOLIO

              SCHEDULE OF INVESTMENTS--MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    PERCENTAGE
                                                                      OF NET
INDUSTRY SECTOR                                                       ASSETS
--------------------------------------------------------------------------------
Basic Materials                                                         3.2%
Communications                                                          8.5%
Consumer, Cyclical                                                     10.4%
Consumer, Non-cyclical                                                 11.1%
Diversified                                                             0.6%
Energy                                                                  6.9%
Financial                                                              20.6%
Industrial                                                             11.0%
Technology                                                              4.1%
Utilities                                                               3.6%
Short-Term Investments                                                 20.9%
Security Lending Cash Collateral                                        0.8%
                                                                      -----
Total Investments                                                     101.7%


    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
             THE BOSTON COMPANY INTERNATIONAL CORE EQUITY PORTFOLIO

                        STATEMENT OF ASSETS & LIABILITIES
                           MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (including securities on loan
    valued at $21,098,659 (Note 6)) (Note 1A) (identified cost, $66,813,516)                       $ 87,009,455
  Affiliated investment (Note 1G) (identified cost, $22,912,334)                                     22,912,334
  Foreign currency, at value (identified cost, $4,217,637)                                            4,228,625
  Receivable for investments sold                                                                    16,101,865
  Interest and dividends receivable                                                                     623,624
  Prepaid expenses                                                                                          403
                                                                                                   ------------
    Total assets                                                                                    130,876,306
                                                                                                   ------------
LIABILITIES
  Liability for securities on loan (Note 6)                                        $ 22,543,716
  Payable for investments purchased                                                     218,153
  Payable for variation margin on open financial futures contracts (Note 5)               7,830
  Accrued accounting and custody fees (Note 2)                                           32,229
  Accrued trustees' fees and expenses (Note 2)                                            1,867
  Accrued expenses and other liabilities                                                 11,796
                                                                                   ------------
    Total liabilities                                                                                22,815,591
                                                                                                   ------------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL INTEREST)                                          $108,060,715
                                                                                                   ============

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
             THE BOSTON COMPANY INTERNATIONAL CORE EQUITY PORTFOLIO

                             STATEMENT OF OPERATIONS
              FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Dividend income (net of foreign withholding taxes of $101,065)                                    $   836,621
  Interest income (including securities lending income of $19,361 (Note 6))                              24,216
                                                                                                    -----------
    Total investment Income                                                                             860,837
EXPENSES
  Investment advisory fee (Note 2)                                                   $  373,280
  Accounting and custody fees (Note 2)                                                   79,193
  Legal and audit services                                                               21,907
  Trustees' fees and expenses (Note 2)                                                    6,133
  Insurance expense                                                                       4,936
  Miscellaneous                                                                           1,104
                                                                                     ----------
    Total expenses                                                                                      486,553
                                                                                                    -----------
      Net investment income                                                                             374,284
                                                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                                                  6,567,736
    Financial futures contracts                                                         239,210
    Foreign currency transactions and forward foreign currency exchange contracts       (60,582)
                                                                                     ----------
      Net realized gain                                                                               6,746,364
  Change in unrealized appreciation (depreciation)
    Investment securities, financial futures contracts, foreign currency
      and forward foreign currency exchange contracts                                                 7,595,823
                                                                                                    -----------
    Net realized and unrealized gain                                                                 14,342,187
                                                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                          $14,716,471
                                                                                                    ===========


    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
             THE BOSTON COMPANY INTERNATIONAL CORE EQUITY PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                              FOR THE PERIOD FROM
                                                                                                                JANUARY 28, 2003
                                                                                      SIX MONTHS ENDED          (COMMENCEMENT OF
                                                                                       MARCH 31, 2004            OPERATIONS) TO
                                                                                        (UNAUDITED)            SEPTEMBER 30, 2003
                                                                                      ----------------        -------------------
INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS
  Net investment income                                                                  $    374,284             $   797,821
  Net realized gains                                                                        6,746,364               1,041,685
  Change in net unrealized appreciation                                                     7,595,823              13,981,959
                                                                                         ------------             -----------
  Net increase in net assets from investment operations                                    14,716,471              15,821,465
                                                                                         ------------             -----------
CAPITAL TRANSACTIONS
  Assets contributed by The Boston Company International Core Equity Fund (including
    unrealized appreciation of $0 and $1,307,052)                                                  --              55,577,761
  Contributions                                                                            15,550,036              10,906,317
  In kind transfer into the Portfolio                                                       4,430,220                      --
  Withdrawals                                                                             (4,296,340)             (4,645,215)
                                                                                         ------------             -----------
  Net increase (decrease) in net assets from capital tranactions                           15,683,916              61,838,863
                                                                                         ------------             -----------
  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                  30,400,387              77,660,328
NET ASSETS
  At beginning of period                                                                   77,660,328                      --
                                                                                         ------------             -----------
  At end of period                                                                       $108,060,715             $77,660,328
                                                                                         ============             ===========


    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
             THE BOSTON COMPANY INTERNATIONAL CORE EQUITY PORTFOLIO

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                             FOR THE PERIOD FROM
                                                                                                               JANUARY 28, 2003
                                                                                       SIX MONTHS ENDED        (COMMENCEMENT OF
                                                                                       MARCH 31, 2004          OPERATIONS) TO
                                                                                           (UNAUDITED)        SEPTEMBER 30, 2003
                                                                                      --------------------------------------------
TOTAL RETURN(+)                                                                             24.29%                   22.46%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)*                                                    1.04%(++)                1.17%(++)
  Net Investment Income (to average daily net assets)*                                       0.80%(++)                1.81%(++)
  Portfolio Turnover                                                                           46%(+++)                63%
  Net Assets, End of Period (000's omitted)                                             $ 108,061                $ 77,660

----------------
*    For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:
     Ratios (to average daily net assets):
        Expenses                                                                               N/A                   1.20%(++)
        Net investment income                                                                  N/A                   1.78%(++)

(+) Total return would have been lower in the absense of expense waivers, returns for periods of less than one year have not been annualized.
(++) Computed on an annualized basis.
(+++) Not annualized.


    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
             THE BOSTON COMPANY INTERNATIONAL CORE EQUITY PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company International Core Equity Portfolio (the "Portfolio"), a separate diversified investment series of the Portfolio Trust, commenced operations on January 28, 2003.

     The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in the foreign countries represented in the MSCI Europe, Australia, Far East Index and Canada.

     At March 31, 2004, there were two funds, The Boston Company International Core Equity Fund and Dreyfus Premier International Equity Fund invested in the Portfolio. The value of the funds' investment in the Portfolio reflects the funds' proportionate interests in the net assets of the Portfolio. At March 31, 2004, The Boston Company International Core Equity Fund and the Dreyfus Premier International Equity Fund held approximately 98.9% and 1.1% interests in the Portfolio, respectively.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Portolio's shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the New York Stock Exchange.

     If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), the Portfolio may value its assets by a method the Trustees believe accurately reflects the fair value. The Trustees have adopted fair value pricing procedures, which, among other things, require the Portfolio to fair value such secutities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices for foreign securities will be used by each fund to a significant extent.

     Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts usually received or paid.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
             THE BOSTON COMPANY INTERNATIONAL CORE EQUITY PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     C. INCOME TAXES

     The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

     D. FOREIGN CURRENCY TRANSACTIONS

     Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     E. INVESTMENT RISK

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     F. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

     G. AFFILIATED ISSUERS

     Issuers in which the fund held investments in other investment companies advised by The Boston Company Asset Management, LLC ("TBCAM") or its affiliates.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The investment advisory fee paid to TBCAM for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the Portfolio's average daily net assets.

     The Portfolio compensates Mellon Bank, N.A. under a custody, administration and accounting services agreement for providing custody, fund administration and fund accounting services for the Portfolio. Pursuant to this agreement the Portfolio was charged $71,439 during the period ended March 31, 2004.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
             THE BOSTON COMPANY INTERNATIONAL CORE EQUITY PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     No director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Portfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended March 31, 2004 were $40,321,218 and $47,552,772, respectively. For the period ended March 31, 2004, the Portfolio did not purchase or sell any long-term U.S. Government securities.

(4)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2004, as computed on a federal income tax basis, were as follows:

     Aggregate Cost                                        $67,468,473
                                                           ===========
     Gross unrealized appreciation                         $20,847,667
     Gross unrealized depreciation                            (922,714)
                                                           -----------
     Net unrealized appreciation                           $19,924,953
                                                           ===========

(5)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Portfolio Trust's registration statement.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     OPTIONS

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
             THE BOSTON COMPANY INTERNATIONAL CORE EQUITY PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     The Portfolio did not enter into option transactions during the period ended March 31, 2004.

     FORWARD CURRENCY EXCHANGE CONTRACTS

     The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     At March 31, 2004, the Portfolio held the following forward foreign currency exchange contracts:

                                 LOCAL PRINCIPAL       CONTRACT          MARKET           AGGREGATE       UNREALIZED
     CONTRACTS TO DELIVER            AMOUNT           VALUE DATE          VALUE          FACE AMOUNT          LOSS
     -----------------------------------------------------------------------------------------------------------------
     Euro                             59,000           3/17/2004         $ 74,092          $ 72,155         $(1,937)
     South African Rand              730,000           1/27/2004          108,792           103,620          (5,172)
                                                                         --------          --------         -------
     Total                                                               $182,884          $175,775         $(7,109)
                                                                         ========          ========         =======

     FUTURES CONTRACTS

     The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At March, 31, 2004, the Portfolio held the following futures contracts:

                                                                                       UNDERLYING FACE           UNREALIZED
         CONTRACT                               POSITION        EXPIRATION DATE        AMOUNT AT VALUE           GAIN (LOSS)
         ---------------------------------------------------------------------------------------------------------------------------
         MSCI Pan-Euro (187 contracts)            Long             6/17/2004              $3,730,100              $(16,119)
         Topix Futures (12 contracts)             Long             6/17/2004               1,357,307                 56,581
                                                                                                                  ---------
                                                                                                                  $  40,462
                                                                                                                  =========

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
             THE BOSTON COMPANY INTERNATIONAL CORE EQUITY PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(6)  SECURITY LENDING:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the period ended March 31, 2004 resulting in security lending income. At March 31, 2004 the Portfolio had $21,098,659 worth of securities on loan.

(7)  LINE OF CREDIT:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Mellon Institutional Funds Investment Trust (the "Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of 0.060 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended March 31, 2004, the commitment fee was $1,277 for the Portfolio.

     During the period ended March 31, 2004, the Portfolio had no borrowings under the credit facility.

TRUSTEES AND OFFICERS (UNAUDITED)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of March 31, 2004. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795. The same persons serve as trustees and officers of the Portfolio Trust in the same capacities.

Independent Trustees

                                                                                                   NUMBER OF
                                                                            PRINCIPAL            PORTFOLIOS IN          OTHER
NAME                                              TERM OF OFFICE          OCCUPATION(S)          FUND COMPLEX       DIRECTORSHIPS
ADDRESS, AND                      POSITION(S)      AND LENGTH OF           DURING PAST            OVERSEEN BY          HELD BY
DATE OF BIRTH                   HELD WITH TRUST     TIME SERVED              5 YEARS                TRUSTEE            TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                   Trustee       Trustee since       Chairman of the Board            29                None
c/o Decision Resources, Inc.                      11/3/1986            and Chief Executive
260 Charles Street                                                    Officer, Decision
Waltham, MA 02453                                                     Resources, Inc.
9/30/40

Caleb Loring III                    Trustee       Trustee since       Trustee, Essex Street            29                None
c/o Essex Street Associates                       11/3/1986           Associates (family
400 Essex Street                                                      investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman                Trustee       Trustee since       William Joseph Maier,            29                None
c/o Harvard University                            9/13/1986           Professor of Political
Cambridge, MA 02138                                                   Economy, Harvard
8/5/44                                                                University

John H. Hewitt                      Trustee       Trustee since       Trustee, Mertens                 29                None
P.O. Box 233                                      11/3/1986           House, Inc.; Trustee
New London, NH 03257                                                  and Chairman of the
4/11/35                                                               Board, Visiting Nurse
                                                                      Alliance of Vermont
                                                                      & New Hampshire

Interested Trustees

                                                                                                    NUMBER OF
                                                                             PRINCIPAL            PORTFOLIOS IN          OTHER
NAME                                               TERM OF OFFICE          OCCUPATION(S)          FUND COMPLEX       DIRECTORSHIPS
ADDRESS, AND                       POSITION(S)      AND LENGTH OF           DURING PAST            OVERSEEN BY          HELD BY
DATE OF BIRTH                    HELD WITH TRUST     TIME SERVED              5 YEARS                OFFICER            OFFICER
------------------------------------------------------------------------------------------------------------------------------------
Patrick J. Sheppard           Trustee, President     Since 2003       Senior Vice President            29                None
c/o Standish Mellon Asset       and Chief                             and Chief Operating
Management Company LLC,       Executive Officer                       Officer, Mellon Institutional
One Boston Place                                                      Asset Management;
Boston, MA 02108                                                      formerly Vice President
7/24/65                                                               and Chief Financial Officer,
                                                                      Mellon Institutional
                                                                      Asset Management

Principal Officers who are Not Trustees

                                                                                                    NUMBER OF
                                                                             PRINCIPAL            PORTFOLIOS IN          OTHER
NAME                                               TERM OF OFFICE          OCCUPATION(S)          FUND COMPLEX       DIRECTORSHIPS
ADDRESS, AND                       POSITION(S)      AND LENGTH OF           DURING PAST            OVERSEEN BY          HELD BY
DATE OF BIRTH                    HELD WITH TRUST     TIME SERVED              5 YEARS                OFFICER            OFFICER
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann                  Secretary        Secretary           Senior Vice President           29                None
c/o Standish Mellon Asset                           since 2003          and Head of Operations
Management,                                                             Mellon Institutional Asset
One Boston Place                                                        Management, formerly
Boston, MA 02108                                                        First Vice President,
2/20/61                                                                 Mellon Institutional Asset
                                                                        Management and Mellon
                                                                        Global Investments
Steven M. Anderson              Vice President      Vice President      Vice President and Mutual       29                None
c/o Standish Mellon Asset        and Treasurer      since 1999;         Funds Controller, Standish
Management,                                         Treasurer since     Mellon Asset Management
One Boston Place                                    2002
Boston, MA 02108
7/14/65
Denise B. Kneeland              Assistant Vice      Since 1996          Vice President and              29                None
c/o Standish Mellon Asset          President                            Manager, Mutual Funds
Management,                                                             Operations, Standish
One Boston Place                                                        Mellon Asset Management
Boston, MA 02108
8/19/51
Cara E. Hultgren,               Assistant Vice      Since 2001          Assistant Manager, Mutual       29                None
c/o Standish Mellon Asset          President                            Fund Operations since
Management,                                                             1999; Shareholder
One Boston Place                                                        Representative, Standish
Boston, MA 02108                                                        Mellon Asset Management
1/19/71

                      THIS PAGE INTENTIONALLY LEFT BLANK

[MELLON LOGO]     Mellon
                  --------------------------
                  Mellon Institutional Funds


                  One Boston Place
                  Boston, MA 02108-4408
                  800.221.4795
                  www.standishmellon.com

                                [MELLON LOGO]         Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds


                          THE BOSTON COMPANY
Financial Report          LARGE CAP CORE FUND
--------------------------------------------------------------------------------
For the Period Ended
March 31, 2004 (Unaudited)

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                     THE BOSTON COMPANY LARGE CAP CORE FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in The Boston Company Large Cap Core Portfolio (Portfolio), at value (Note 1A)               $60,831,458
  Receivable for Fund shares sold                                                                               1,817
  Prepaid expenses                                                                                             10,670
                                                                                                          -----------
    Total assets                                                                                           60,843,945

LIABILITIES
 Payable for Fund shares redeemed                                                            $500,000
  Accrued accounting, custody and transfer agent fees (Note 2)                                  3,165
  Accrued Trustees' fees and expenses (Note 2)                                                    962
  Accrued expenses and other liabilities                                                       10,126
                                                                                             --------
    Total liabilities                                                                                         514,253
                                                                                                          -----------
NET ASSETS                                                                                                $60,329,692
                                                                                                          ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                                         $56,703,146
  Accumulated net realized loss                                                                            (2,519,595)
  Undistributed net investment income                                                                         217,578
  Net unrealized appreciation                                                                               5,928,563
                                                                                                          -----------
TOTAL NET ASSETS                                                                                          $60,329,692
                                                                                                          ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                                   1,688,734
                                                                                                          ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)                                                                         $     35.72
                                                                                                          ===========

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                     THE BOSTON COMPANY LARGE CAP CORE FUND

                             STATEMENT OF OPERATIONS
              FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Dividend income allocated from Portfolio (net of foreign withholding taxes of $1,174)                        $  463,145
  Interest income allocated from Portfolio                                                                          5,670
  Expenses allocated from Portfolio                                                                              (217,684)
                                                                                                               ----------
    Net investment income allocated from Portfolio                                                                251,131

EXPENSES
  Accounting, custody, and transfer agent fees (Note 2)                                        $    4,357
  Legal and audit services                                                                          7,961
  Registration fees                                                                                10,376
  Trustees' fees and expenses (Note 2)                                                                961
  Insurance expense                                                                                   514
  Miscellaneous                                                                                     5,235
                                                                                               ----------
    Total expenses                                                                                 29,404
Deduct:
 Reimbursement of Fund operating expenses (Note 2)                                                 (6,986)
                                                                                               ----------
    Net expenses                                                                                                   22,418
                                                                                                               ----------
      Net investment income                                                                                       228,713
                                                                                                               ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) allocated from Portfolio on:
    Investment security transactions                                                            3,920,220
    Financial futures contracts                                                                    94,235
                                                                                               ----------
      Net realized gain                                                                                         4,014,455
  Change in unrealized appreciation (depreciation) allocated from portfolio on investments
    allocated from Portfolio                                                                                    4,060,741
                                                                                                               ----------
    Net realized and unrealized gain (loss) on investments                                                      8,075,196
                                                                                                               ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                     $8,303,909
                                                                                                               ==========

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                     THE BOSTON COMPANY LARGE CAP CORE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    SIX MONTHS ENDED
                                                                                     MARCH 31, 2004              YEAR ENDED
                                                                                       (UNAUDITED)           SEPTEMBER 30, 2003
                                                                                    ----------------         ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS
  Net investment income                                                                $   228,713              $    679,484
  Net realized gains (loss)                                                              4,014,455                (3,244,390)
  Change in net unrealized appreciation                                                  4,060,741                12,889,324
                                                                                       -----------              ------------
  Net increase in net assets from investment operations                                  8,303,909                10,324,418
                                                                                       -----------              ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1C)
  From net investment income                                                              (320,238)                 (675,158)
                                                                                       -----------              ------------
  Total distributions to shareholders                                                     (320,238)                 (675,158)
                                                                                       -----------              ------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                                       4,882,010                11,259,233
  Value of shares issued to shareholders in payment of distributions declared              224,551                   566,287
  Cost of shares redeemed                                                              (16,910,184)              (12,354,505)
                                                                                       -----------              ------------
  Net decrease in net assets from Fund share tranactions                               (11,803,623)                 (528,985)
                                                                                       -----------              ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                 (3,819,952)                9,120,275
NET ASSETS
  At beginning of period                                                                64,149,644                55,029,369
                                                                                       -----------              ------------
  At end of period (including undistributed net investment income
    of $217,578 and $309,103)                                                          $ 60,329,692             $ 64,149,644
                                                                                       ============             ============


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                     THE BOSTON COMPANY LARGE CAP CORE FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               SIX MONTHS
                                                  ENDED                                YEAR ENDED SEPTEMBER 30,
                                             MARCH 31, 2004       --------------------------------------------------------------
                                               (UNAUDITED)          2003          2002          2001         2000         1999
                                                -------           -------       -------       -------      -------     --------
NET ASSET VALUE, BEGINNING OF PERIOD            $ 31.43           $ 26.13       $ 34.00       $ 41.71      $ 37.79     $  37.47
                                                -------           -------       -------       -------      -------     --------
FROM INVESTMENT OPERATIONS:
  Net investment income* (1)                       0.13              0.36          0.32          0.39         0.29         0.29
  Net realized and unrealized
    gains (loss) on investments                    4.35              5.30         (5.77)(2)     (2.77)        5.73         4.49
                                                -------           -------       -------       -------      -------     --------
Total from investment operations                   4.48              5.66         (5.45)        (2.38)        6.02         4.78
                                                -------           -------       -------       -------      -------     --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                      (0.19)            (0.36)        (0.21)        (0.29)       (0.23)       (0.23)
  From net realized gains on investments             --                --         (2.21)        (5.04)       (1.87)       (4.23)
                                                -------           -------       -------       -------      -------     --------
Total distributions to shareholders               (0.19)            (0.36)        (2.42)        (5.33)       (2.10)       (4.46)
                                                -------           -------       -------       -------      -------     --------
NET ASSET VALUE, END OF PERIOD                  $ 35.72           $ 31.43       $ 26.13       $ 34.00      $ 41.71     $  37.79
                                                =======           =======       =======       =======      =======     ========
TOTAL RETURN(+)                                   14.29%            21.76%       (17.70)%       (7.18)%      16.52%       12.29%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)           0.79%(++)         0.71%         0.71%         0.71%        0.71%        0.66%
  Net Investment Income
    (to average daily net assets)                  0.75%(++)         1.23%         0.96%         1.00%        0.76%        0.74%
  Net Assets, End of Period (000's omitted)     $60,330           $64,150       $55,029       $75,489      $93,315     $130,556

-----------------------
*   For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share (1)             $  0.12           $  0.29       $  0.27       $  0.38      $  0.28          N/A
Ratios (to average daily net assets):
  Expenses                                         0.83%(++)         0.93%         0.83%         0.73%        0.73%         N/A
  Net investment income                            0.71%(++)         1.01%         0.84%         0.98%        0.74%         N/A

(1)  Calculated based on average shares outstanding.
(2) Amount includes litigation proceeds received by the Fund of $0.02. (+) Total return would have been lower in the absense of expense waivers, returns for periods of less than one year have not been annualized. (++) Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                     THE BOSTON COMPANY LARGE CAP CORE FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Large Cap Core Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to achieve long-term growth of capital. The Fund invests all of its investable assets in an interest of The Boston Company Large Cap Core Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and which has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities in companies that appear to be undervalued relative to underlying business fundamentals. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at March 31, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

     C. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for wash sales, post-October losses and realized and unrealized gains or losses on futures.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                     THE BOSTON COMPANY LARGE CAP CORE FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     E. COMMITMENT AND CONTINGENCIES

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2)  INVESTMENT ADVISORY FEE AND TRANSACTIONS WITH AFFILIATES:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to TBCAM for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Effective November 1, 2003, TBCAM voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding commissions, taxes and extraordinary expenses) to 0.90% of the Fund's average daily net assets for the period ended March 31, 2004. Prior to that the voluntary expense limitation was 0.71% of the Funds average daily net assets. Pursuant to this agreement, for the period ended March 31, 2004, TBCAM voluntarily reimbursed the Fund for $6,986 of its operating expenses. This agreement is temporary and voluntary and may be discontinued or revised by TBCAM at any time.

     As of February 23, 2004, the Fund compensates Dreyfus Transfer, Inc., a wholly owned subsidiary of Dreyfus, an affiliate of TBCAM, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. Pursuant to this agreement the Fund was charged $121 during the period ended March 31, 2004.

     No director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  INVESTMENT TRANSACTIONS:

     Increases and decreases in the Fund's investment in the Portfolio for the period ended March 31, 2004, aggregated $5,105,140 and $16,769,763, respectively.

(4)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                        PERIOD ENDED          YEAR ENDED
                                                       MARCH 31, 2004      SEPTEMBER 30, 2003
                                                       --------------      -------------------
     Shares sold                                          140,483                358,946
     Shares issued to shareholders in payment
       of distributions declared                            6,711                 19,336
     Shares redeemed                                     (499,809)              (443,179)
                                                         --------               --------
     Net decrease                                        (352,615)               (64,897)
                                                         ========               ========

     At March 31, 2004, four shareholders of record held approximately 11%, 10%, 8% and 6% of the total outstanding shares of the Fund, respectively. Investment activities of these shareholders could have a material impact on the Fund.

(5)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     See corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY LARGE CAP CORE PORTFOLIO

              SCHEDULE OF INVESTMENTS--MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         VALUE
SECURITY                                                     SHARES    (NOTE 1A)
--------------------------------------------------------------------------------

EQUITIES--99.3%

BASIC MATERIALS--2.6%
Alcoa, Inc.                                                8,300      $  287,927
Dow Chemical Co.                                          14,500         584,060
El Du Pont de Nemours & Co.                                8,400         354,648
Sherwin-Williams Corp.                                     8,700         334,341
                                                                      ----------
                                                                       1,560,976
                                                                      ----------
COMMUNICATIONS--8.9%
Cisco Systems, Inc.*                                      53,200       1,251,264
Comcast Corp.*                                            14,406         414,028
Qualcomm, Inc.                                             4,500         298,890
SBC Communications, Inc.                                  19,100         468,714
Symantec Corp.*                                            8,000         370,400
Tribune Company                                            5,700         287,508
Verizon Communications, Inc.                              23,400         855,036
Viacom, Inc. Class B                                      14,000         548,940
Walt Disney Co                                            35,500         887,145
                                                                      ----------
                                                                       5,381,925
                                                                      ----------
CONSUMER CYCLICAL--10.6%
BorgWarner, Inc.                                           4,700         398,701
Carnival Corp.                                             6,900         309,879
Coach, Inc.*                                               9,500         389,405
Costco Wholesale Corp.*                                   11,900         446,964
CVS Corp.                                                 16,500         582,450
Lowe's Companies, Inc.                                     5,400         303,102
McDonalds Corp.                                           32,800         937,096
Paccar, Inc.                                               9,900         556,776
Petco Animal Supplies, Inc.                               14,900         419,882
Staples, Inc.                                             22,600         573,814
Wal-Mart Stores, Inc.                                     19,700       1,175,893
Williams-Sonoma, Inc.*                                     9,500         324,900
                                                                      ----------
                                                                       6,418,862
                                                                      ----------
CONSUMER NONCYCLICAL--20.4%
Amgen, Inc.*                                               9,600         558,432
Archer-Daniels-Midland Co.                                26,600         448,742
Becton Dickinson & Co.                                    10,200         494,496
Boston Scientific Corp.*                                   8,400         355,992
Cendant Corp.                                             17,300         421,947
Coca-Cola Enterprises, Inc.                               27,200         657,424
Davita, Inc.*                                             10,100         482,275
Dean Foods Corp.*                                         12,600         420,840
Hillenbrand Industries                                     7,800         529,542
Johnson & Johnson                                          8,500         431,120
Kellogg Co.                                               10,800         423,792
Kimberly-Clark Corp.                                       7,100         448,010
Millipore Corp.*                                           5,900         303,142
Mylan Laboratories, Inc.                                  12,900         293,217
Pepsico, Inc.                                             11,300         608,505
Pfizer, Inc.                                              56,320       1,974,016

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY LARGE CAP CORE PORTFOLIO

              SCHEDULE OF INVESTMENTS--MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         VALUE
SECURITY                                                   SHARES      (NOTE 1A)
--------------------------------------------------------------------------------

CONSUMER NONCYCLICAL (CONTINUED)
Pharmaceutical Resources, Inc.*                             5,100     $  289,986
Procter & Gamble Co.                                       12,000      1,258,560
Steris Corp.*                                              11,400        294,120
Varian Medical Systems, Inc.*                               4,700        405,657
Watson Pharmaceuticals, Inc.*                               6,300        269,577
Wellpoint Health Networks, Inc.*                            6,000        682,320
Wyeth                                                       6,800        255,340
                                                                      ----------
                                                                      12,307,052
                                                                      ----------
ENERGY--6.9%
Anadarko Petroleum Corp.                                    5,300        274,858
BP PLC Sponsored ADR                                       13,290        680,448
Chesapeake Energy Corp.                                    28,100        376,540
ChevronTexaco Corp.                                         2,966        260,355
ConocoPhillips                                              7,800        544,518
Devon Energy Corp.                                          6,000        348,900
Exxon Mobil Corp.                                          32,804      1,364,318
Pride International, Inc.*                                 18,600        317,316
                                                                      ----------
                                                                       4,167,253
                                                                      ----------
FINANCIAL--21.5%
Ace Ltd.                                                   14,500        618,570
Affiliated Managers Group*                                  7,800        425,724
American International Group                               10,849        774,076
Axis Capital Holdings Ltd.                                  8,800        260,040
Bank of America Corp.                                      13,400      1,085,132
Boston Properties, Inc., REIT                               5,700        309,567
Captial One Financial Corp.                                 8,700        656,241
Citigroup, Inc.                                            36,966      1,911,142
Fannie Mae                                                  5,600        416,360
Franklin Resources, Inc.                                   10,400        579,072
Freddie Mac                                                 4,500        265,770
Goldman Sachs Group, Inc                                    9,300        970,455
JP Morgan Chase & Co.                                      18,900        792,855
Lincoln National Corp.                                     14,500        686,140
Merrill Lynch & Co., Inc.                                   5,300        315,668
Morgan Stanley                                              5,700        326,610
New York Community Bancorp                                 13,688        469,225
Wachovia Corp.                                             32,200      1,513,400
Wells Fargo & Company                                      10,100        572,367
                                                                      ----------
                                                                      12,948,414
                                                                      ----------
INDUSTRIAL--11.8%
Agilent Technologies, Inc.                                 11,600        366,908
Black & Decker Corp.                                        5,800        330,252
Caterpillar, Inc.                                           7,100        561,397
Deere & Co.                                                 7,200        499,032
Eaton Corp.                                                11,800        663,042
Energizer Holdings, Inc.*                                   8,400        392,196
FedEx Corp.                                                 3,600        270,576
Fisher Scientific International*                           14,300        787,072


    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY LARGE CAP CORE PORTFOLIO

              SCHEDULE OF INVESTMENTS--MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        VALUE
SECURITY                                                  SHARES      (NOTE 1A)
--------------------------------------------------------------------------------
INDUSTRIAL (CONTINUED)
General Electric Corp.                                    46,000     $ 1,403,920
Ingersoll-Rand Co., Class A                                8,600         581,790
Norfolk Sourthern Corp.                                   20,300         448,427
Textron, Inc.                                              5,200         276,380
United Technologies Corp.                                  6,200         535,060
                                                                     -----------
                                                                       7,116,052
                                                                     -----------
TECHNOLOGY--13.6%
Analog Devices, Inc                                        4,900         235,249
Cognizant Technology Solutions Corp.*                      9,000         407,250
Cypress Semiconductor Corp                                18,900         386,883
Dell, Inc.*                                               30,200       1,015,324
EMC Corp./Massachusetts*                                  33,000         449,130
Fairchild Semiconductor International*                    26,200         629,586
Intel Corp.                                               50,900       1,384,480
International Business Machines Corp                       6,900         633,696
Lam Research Corp.*                                       10,200         257,142
Microsoft Corp.                                           62,200       1,553,134
National Semiconductor Corp.*                             14,400         639,792
Peoplesoft, Inc.*                                         13,800         255,162
Texas Instruments, Inc.                                   11,800         344,796
                                                                     -----------
                                                                       8,191,624
                                                                     -----------
UTILITIES--3.0%
Constellation Energy Group, Inc.                          15,400         615,230
Entergy Corp.                                              8,300         493,850
Exelon Corp.                                               9,600         661,153
                                                                     -----------
                                                                       1,770,233
                                                                     -----------
TOTAL EQUITIES (Cost $52,703,351)                                     59,862,391
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY LARGE CAP CORE PORTFOLIO

              SCHEDULE OF INVESTMENTS--MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           PAR         VALUE
SECURITY                                                    RATE          MATURITY        VALUE      (NOTE 1A)
---------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--1.8%
U.S. GOVERNMENT--0.2%
U.S. Treasury Bill (++)                                     0.91%        6/17/2004      150,000     $   149,708
                                                                                                    -----------
INVESTMENT COMPANIES--1.6%
Dreyfus Institutional Preferred Plus(+)                                                 964,362         964,362
                                                                                                    -----------
TOTAL SHORT TERM INVESTMENTS (Cost $1,114,070)                                                        1,114,070
                                                                                                    -----------
TOTAL INVESTMENTS--101.1% (COST $53,817,421)                                                         60,976,461
OTHER ASSETS, LESS LIABILITIES--(1.1)%                                                                 (145,003)
                                                                                                    -----------
NET ASSETS--100.0%                                                                                  $60,831,458
                                                                                                    ===========

NOTES TO SCHEDULE OF INVESTMENTS:
ADR--American Depository Receipt
REIT--Real Estate Investment Trust
*     Non-income producing security
(+) Affiliated fund that is available only to investment companies and other accounts managed by TBCAM or its affiliates. The effective yield is 0.98%. A complete listing of the fund's holdings as of its most recent fiscal year end is available.
(++) Denotes all or part of security segregated as collateral.

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY LARGE CAP CORE PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost $52,853,059)                                       $60,012,099
  Affiliated investment (Note 1E) (identified cost $964,362)                                              964,362
  Cash                                                                                                         17
  Interest and dividends receivable                                                                        39,603
  Prepaid expenses                                                                                          2,038
                                                                                                      -----------
    Total assets                                                                                       61,018,119
                                                                                                      -----------
LIABILITIES
 Payable for investments purchased                                                     $129,872
 Payable for variation margin on open financial futures contracts (Note 5)                1,160
 Accrued accounting and custody fees (Note 2)                                            15,263
 Accrued Trustees' fees and expenses (Note 2)                                             2,434
 Accrued expenses and other liabilities                                                  37,932
                                                                                       --------
    Total liabilities                                                                                     186,661
                                                                                                      -----------
NET ASSETS (APPLICABLE TO INVESTORS' BENFICIAL INTEREST)                                              $60,831,458
                                                                                                      ===========

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY LARGE CAP CORE PORTFOLIO

                            STATEMENT OF OPERATIONS
              FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Dividend income (net of foreign withholding taxes of $1,174)                                  $  463,145
  Interest income                                                                                    5,670
                                                                                                ----------
    Total investment Income                                                                        468,815

EXPENSES
  Investment advisory fee (Note 2)                                              $  152,905
  Accounting and custody fees (Note 2)                                              40,682
  Legal and audit services                                                          12,956
  Trustees' fees and expenses (Note 2)                                               4,538
  Insurance expense                                                                  4,635
  Miscellaneous                                                                      6,042
                                                                                ----------
    Total expenses                                                                 221,758
                                                                                ----------
Deduct:
 Waiver of investment advisory fee (Note 2)                                         (3,826)
                                                                                ----------
    Net expenses                                                                                   217,932
                                                                                                ----------
      Net investment income                                                                        250,883
                                                                                                ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                                            $3,920,220
    Financial futures contracts                                                     94,235
                                                                                ----------
      Net realized gain                                                                          4,014,455
  Change in unrealized appreciation (depreciation)
    Investment securities and financial futures contracts                                        4,060,771
                                                                                                ----------
         Net realized and unrealized gain                                                        8,075,226
                                                                                                ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                      $8,326,109
                                                                                                ==========

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY LARGE CAP CORE PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              SIX MONTHS ENDED
                                                                               MARCH 31, 2004            YEAR ENDED
                                                                                 (UNAUDITED)          SEPTEMBER 30, 2003
                                                                              ----------------        ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                                         $    250,883             $    679,488
  Net realized gains (losses)                                                      4,014,455               (3,244,400)
  Change in net unrealized appreciation (depreciation)                             4,060,771               12,889,366
                                                                                ------------             ------------
  Net increase in net assets from investment operations                            8,326,109               10,324,454
                                                                                ------------             ------------
CAPITAL TRANSACTIONS
  Contributions                                                                    5,105,140               11,278,147
  Withdrawls                                                                     (16,769,763)             (12,440,045)
                                                                                ------------             ------------
  Net increase (decrease) in net assets from capital tranactions                 (11,664,623)              (1,161,898)
                                                                                ------------             ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (3,338,514)               9,162,556
NET ASSETS
  At beginning of period                                                          64,169,972               55,007,416
                                                                                ------------             ------------
  At end of period                                                              $ 60,831,458             $ 64,169,972
                                                                                ============             ============

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY LARGE CAP CORE PORTFOLIO

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                                  MARCH 31, 2004     -------------------------------------------------------------
                                                   (UNAUDITED)          2003        2002         2001          2000          1999
                                                 ----------------    ---------    ---------    --------     --------      --------
TOTAL RETURN (+)                                    14.33%              21.76%      (17.69)%      (7.11)%      16.59%        12.35%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)*            0.72%(++)           0.71%        0.70%        0.64%        0.64%         0.60%
  Net Investment Income
    (to average daily net assets)*                   0.82%(++)           1.23%        0.97%        1.06%        0.83%         0.81%
  Portfolio Turnover                                   30%(+++)           104%          80%          62%          92%           90%
  Net Assets, End of Period (000's omitted)      $ 60,831            $ 64,170     $ 55,007     $124,213     $146,105      $190,857

----------------------
*   For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses.
    If this voluntary action had not been taken, the investment income per share and the ratios would have been:
    Ratios (to average daily net assets):
      Expenses                                       0.73%(++)           0.77%        0.72%          N/A          N/A          N/A
      Net investment income                          0.81%(++)           1.17%        0.95%          N/A          N/A          N/A

(+) Total return for the Portfolio has been calculated based on the total return for the investor Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as as set out in the notes to the financial statements. Total return would have been lower in the absense of these waivers. Returns for periods of less than one year have not been annualized.
(++)  Computed on an annualized basis.

(+++) Not annualized.

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY LARGE CAP CORE PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the state of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Large Cap Core Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

     At March 31, 2004, there was one fund, The Boston Company Large Cap Core Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at March 31, 2004 was approximately 100%.

     The objective of the Portfolio is long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, of at least 80% of net assets in equity and equity-related securities of companies which appear to be undervalued relative to current earnings growth.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. SECURITIES TRANSACTION AND INCOME

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis.

     C. INCOME TAXES

     The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

     D. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY LARGE CAP CORE PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
     E. AFFILIATED ISSUERS

     Issuers in which the fund held investments in other investment companies advised by The Boston Company Asset Management, LLC ("TBCAM").

(2)  INVESTMENT ADVISORY FEE AND TRANSACTIONS WITH AFFILIATES:

     The investment advisory fee paid to TBCAM for overall investment advisory and administrative services is paid monthly at the annual rate of 0.50% of the Portfolio's average daily net assets. Effective November 1, 2003, TBCAM voluntarily agreed to limit the Portfolio's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.90% of the Porfolio's average daily net assets for the period ended March 31, 2004. Prior to November 1, 2003 the voluntary expense limitation was 0.71% of the Portfolio's average daily net assets. Pursuant to this agreement, for the period ended March 31, 2004, TBCAM voluntarily waived $3,826 of its investment advisory fees. This agreement is voluntary and temporary and may be discontinued or revised by TBCAM at any time.

     The Portfolio compensates Mellon Bank, N.A. under a custody, administration and accounting services agreement for providing custody, fund administration and fund accounting services for the Portfolio. Pursuant to this agreement the Portfolio was charged $37,801 during the period ended March 31, 2004.

     No director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Portfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended March 31, 2004, were $18,046,118 and $28,365,639, respectively. For the period ended March 31, 2004, the Portfolio did not purchase or sell any long-term U.S. Government securities.

(4)  FEDERAL TAXES:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2004, as computed on a federal income tax basis, were as follows:

     Aggregate Cost                                        $54,052,681
                                                           ===========
     Gross unrealized appreciation                           7,670,640
     Gross unrealized depreciation                            (757,420)
                                                           -----------
         Net unrealized appreciation                       $ 6,913,220
                                                           ===========

(5)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Portfolio Trust's registration statement. The Portfolio may trade the following financial instruments with off-balance sheet risk:

     OPTIONS

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY LARGE CAP CORE PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     The Portfolio entered into no such transactions during the period ended March 31, 2004.

     FUTURES CONTRACTS

     The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At March 31, 2004, the Portfolio held the following financial futures contracts:

                                                                        UNDERLYING FACE
     CONTRACT                     POSITION        EXPIRATION DATE       AMOUNT AT VALUE      UNREALIZED LOSS
     ----------------------------------------------------------------------------------------------------------------
     S&P 500 (2 contracts)         Long             6/17/2004              $573,000              $10,560
                                                                                                 =======

(6)  LINE OF CREDIT:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Mellon Institutional Funds Investment Trust (the "Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of 0.060 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter.

     For the period ended March 31, 2004, the commitment fee was $1,070 for the Portfolio.

     During the period ended March 31, 2004, the Portfolio had no borrowings under the credit facility.

TRUSTEES AND OFFICERS (UNAUDITED)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of March 31, 2004. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795. The same persons serve as trustees and officers of the Portfolio Trust in the same capacities.

Independent Trustees

                                                                                                    NUMBER OF
                                                                             PRINCIPAL            PORTFOLIOS IN          OTHER
NAME                                               TERM OF OFFICE          OCCUPATION(S)          FUND COMPLEX       DIRECTORSHIPS
ADDRESS, AND                       POSITION(S)      AND LENGTH OF           DURING PAST            OVERSEEN BY          HELD BY
DATE OF BIRTH                    HELD WITH TRUST     TIME SERVED              5 YEARS                TRUSTEE            TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                   Trustee       Trustee since       Chairman of the Board            29                None
c/o Decision Resources, Inc.                      11/3/1986            and Chief Executive
260 Charles Street                                                    Officer, Decision
Waltham, MA 02453                                                     Resources, Inc.
9/30/40

Caleb Loring III                    Trustee       Trustee since       Trustee, Essex Street            29                None
c/o Essex Street Associates                       11/3/1986           Associates (family
400 Essex Street                                                      investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman                Trustee       Trustee since       William Joseph Maier,            29                None
c/o Harvard University                            9/13/1986           Professor of Political
Cambridge, MA 02138                                                   Economy, Harvard
8/5/44                                                                University

John H. Hewitt                      Trustee       Trustee since       Trustee, Mertens                 29                None
P.O. Box 233                                      11/3/1986           House, Inc.; Trustee
New London, NH 03257                                                  and Chairman of the
4/11/35                                                               Board, Visiting Nurse
                                                                      Alliance of Vermont
                                                                      & New Hampshire

Interested Trustees

                                                                                                    NUMBER OF
                                                                             PRINCIPAL            PORTFOLIOS IN          OTHER
NAME                                               TERM OF OFFICE          OCCUPATION(S)          FUND COMPLEX       DIRECTORSHIPS
ADDRESS, AND                       POSITION(S)      AND LENGTH OF           DURING PAST            OVERSEEN BY          HELD BY
DATE OF BIRTH                    HELD WITH TRUST     TIME SERVED              5 YEARS                OFFICER            OFFICER
------------------------------------------------------------------------------------------------------------------------------------
Patrick J. Sheppard           Trustee, President     Since 2003       Senior Vice President            29                None
c/o Standish Mellon Asset          and Chief                          and Chief Operating
Management Company LLC,        Executive Officer                      Officer, Mellon Institutional
One Boston Place                                                      Asset Management;
Boston, MA 02108                                                      formerly Vice President
7/24/65                                                               and Chief Financial Officer,
                                                                      Mellon Institutional
                                                                      Asset Management

Principal Officers who are Not Trustees

                                                                                                    NUMBER OF
                                                                             PRINCIPAL            PORTFOLIOS IN          OTHER
NAME                                               TERM OF OFFICE          OCCUPATION(S)          FUND COMPLEX       DIRECTORSHIPS
ADDRESS, AND                       POSITION(S)      AND LENGTH OF           DURING PAST            OVERSEEN BY          HELD BY
DATE OF BIRTH                    HELD WITH TRUST     TIME SERVED              5 YEARS                OFFICER            OFFICER
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann                  Secretary      Secretary           Senior Vice President            29                None
c/o Standish Mellon Asset                         since 2003          and Head of Operations
Management,                                                           Mellon Institutional Asset
One Boston Place                                                      Management, formerly
Boston, MA 02108                                                      First Vice President,
2/20/61                                                               Mellon Institutional Asset
                                                                      Management and Mellon
                                                                      Global Investments

Steven M. Anderson              Vice President    Vice President      Vice President and Mutual        29                None
c/o Standish Mellon Asset        and Treasurer    since 1999;         Funds Controller, Standish
Management,                                       Treasurer since     Mellon Asset Management
One Boston Place                                  2002
Boston, MA 02108
7/14/65

Denise B. Kneeland              Assistant Vice    Since 1996          Vice President and               29                None
c/o Standish Mellon Asset          President                          Manager, Mutual Funds
Management,                                                           Operations, Standish
One Boston Place                                                      Mellon Asset Management
Boston, MA 02108
8/19/51

Cara E. Hultgren,               Assistant Vice    Since 2001          Assistant Manager, Mutual        29                None
c/o Standish Mellon Asset          President                          Fund Operations since
Management,                                                           1999; Shareholder
One Boston Place                                                      Representative, Standish
Boston, MA 02108                                                      Mellon Asset Management
1/19/71

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[MELLON LOGO]         Mellon
                      --------------------------
                      Mellon Institutional Funds


                      One Boston Place
                      Boston, MA 02108-4408
                      800.221.4795
                      www.standishmellon.com

                                [MELLON LOGO]         Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds


                          THE BOSTON COMPANY INTERNATIONAL
Financial Report          SMALL CAP FUND
--------------------------------------------------------------------------------
For the Period Ended
March 31, 2004 (Unaudited)

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                THE BOSTON COMPANY INTERNATIONAL SMALL CAP FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in The Boston Company International Small Cap Portfolio (Portfolio),
    at value (Note 1A)                                                                                            $  136,190,048
  Receivable for Fund shares sold                                                                                      3,008,081
  Prepaid expenses                                                                                                        13,264
                                                                                                                  --------------
    Total assets                                                                                                     139,211,393
LIABILITIES
  Accrued accounting, custody and transfer agent fees (Note 2)                                       $     3,379
  Accrued Trustees' fees and expenses (Note 2)                                                             1,000
  Accrued expenses and other liabilities                                                                   8,600
                                                                                                     -----------
    Total liabilities                                                                                                     12,979
                                                                                                                  --------------
NET ASSETS                                                                                                        $  139,198,414
                                                                                                                  ==============
NET ASSETS CONSIST OF:
  Paid-in capital                                                                                                 $   96,337,092
  Accumulated net realized gain                                                                                        3,466,335
  Undistributed net investment income                                                                                    112,379
  Net unrealized appreciation                                                                                         39,282,608
                                                                                                                  --------------
TOTAL NET ASSETS                                                                                                  $  139,198,414
                                                                                                                  ==============
SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                                              8,991,786
                                                                                                                  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)                                                                                 $        15.48
                                                                                                                  ==============


    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                THE BOSTON COMPANY INTERNATIONAL SMALL CAP FUND

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Dividend income allocated from Portfolio (net of foreign withholding taxes of $117,455)                          $     913,733
  Interest income allocated from Portfolio (including securities lending income of $56,262)                               61,700
  Expenses allocated from Portfolio                                                                                     (680,606)
                                                                                                                   -------------
    Net investment income allocated from Portfolio                                                                       294,827
EXPENSES
  Accounting, custody, and transfer agent fees (Note 2)                                              $     4,245
  Legal and audit services                                                                                16,371
  Registration fees                                                                                       11,553
  Trustees' fees and expenses (Note 2)                                                                     1,034
  Insurance expense                                                                                          516
  Miscellaneous                                                                                            6,226
                                                                                                     -----------
    Total expenses                                                                                                        39,945
                                                                                                                   -------------
      Net investment income                                                                                              254,882
                                                                                                                   -------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) allocated from Portfolio on:
    Investment security transactions                                                                   5,482,470
    Foreign currency transactions and forward foreign currency exchange contracts                        155,773
                                                                                                     -----------
      Net realized gain                                                                                                5,638,243
  Change in unrealized appreciation (depreciation) allocated from portfolio on investments
    allocated from Portfolio                                                                                          22,208,876
                                                                                                                   -------------
    Net realized and unrealized gain on investments                                                                   27,847,119
                                                                                                                   -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                              $  28,102,001
                                                                                                                   =============


    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                THE BOSTON COMPANY INTERNATIONAL SMALL CAP FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       SIX MONTHS ENDED
                                                                                        MARCH 31, 2004            YEAR ENDED
                                                                                          (UNAUDITED)          SEPTEMBER 30, 2003
                                                                                       ----------------        ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                                                  $    254,882             $   539,070
  Net realized gains                                                                        5,638,243               1,815,495
  Change in net unrealized appreciation                                                    22,208,876              16,959,328
                                                                                         ------------             -----------
  Net increase in net assets from investment operations                                    28,102,001              19,313,893
                                                                                         ------------             -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1F)
  From net investment income                                                                 (567,711)               (487,612)
                                                                                         ------------             -----------
  Total distributions to shareholders                                                        (567,711)               (487,612)
                                                                                         ------------             -----------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                                         23,202,559              44,415,601
  Value of shares issued to shareholders in payment of distributions declared                 443,772                 370,146
  Cost of shares redeemed                                                                  (1,552,204)             (7,812,410)
                                                                                         ------------             -----------
  Net increase (decrease) in net assets from Fund share tranactions                        22,094,127              36,973,337
                                                                                         ------------             -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                    49,628,417              55,799,618
NET ASSETS
  At beginning of period                                                                   89,569,997              33,770,379
                                                                                         ------------             -----------
  At end of period (including undistributed net investment income of
    $112,379 and $425,208)                                                               $139,198,414             $89,569,997
                                                                                         ============             ===========


    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                THE BOSTON COMPANY INTERNATIONAL SMALL CAP FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                 FOR THE PERIOD
                                                                                                                FEBRUARY 1, 2000
                                                  SIX MONTHS ENDED            YEAR ENDED SEPTEMBER 30,          (COMMENCEMENT OF
                                                   MARCH 31, 2004      --------------------------------------     OPERATIONS) TO
                                                      UNAUDITED         2003            2002           2001     SEPTEMBER 30, 2000
                                                  ----------------     -------         -------       --------   ------------------
NET ASSET VALUE, BEGINNING OF YEAR                   $  12.05          $  8.91         $  8.55        $ 10.65        $ 10.00
                                                     --------          -------         -------        -------        -------
FROM INVESTMENT OPERATIONS:
  Net investment income *(1)                             0.04             0.10            0.09           0.11           0.09
  Net realized and unrealized gains (loss)
    on investments                                       3.46             3.13            0.38(2)       (1.89)          0.63
                                                     --------          -------         -------        -------        -------
Total from investment operations                         3.50             3.23            0.47          (1.78)          0.72
                                                     --------          -------         -------        -------        -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                            (0.07)           (0.09)          (0.11)         (0.08)         (0.07)
  From net realized gains on investments                   --               --              --          (0.24)            --
                                                     --------          -------         -------        -------        -------
Total distributions to shareholders                     (0.07)           (0.09)          (0.11)         (0.32)         (0.07)
                                                     --------          -------         -------        -------        -------
NET ASSET VALUE, END OF PERIOD                       $  15.48          $ 12.05         $  8.91        $  8.55        $ 10.65
                                                     ========          =======         =======        =======        =======
TOTAL RETURN (+)                                        29.18%           36.47%           5.39%        (17.13)%         7.19%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)*                1.28%(++)        1.39%           1.25%          1.25%          1.25%
  Net Investment Income (to average
    daily net assets)*                                   0.45%(++)       1.01%            0.96%          1.10%          1.21%
  Portfolio Turnover(3)                                   N/A               15%(+++)        69%            89%            70%(+++)
  Net Assets, End of Period (000's omitted)          $139,199          $89,570         $33,770        $22,386        $17,092
----------------------
*   For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund and Portfolio for a portion of its perating expenses.
    If this voluntary action had not been taken, the investment income per share and ratios would have been:
    Net investment income per share(1)                    N/A          $  0.08         $  0.04        $  0.04        $  0.01
    Ratios (to average daily net assets):
      Expenses                                            N/A             1.65%           1.82%          1.98%          2.29%
      Net investment income                               N/A             0.75%           0.39%          0.37%          0.17%

(1)   Calculated based on average shares outstadning.
(2) The amount shown for a share outstanding does not corresond with the aggregate net realized and unrealized gain/loss for the period due to timimg of purchases and redemptions of Fund shares in relation to the flucuating market values of the fund.
(3) Portfolio turnover represents activity while the Fund was investing directly in securities until January 28, 2003. The portfolio turnover for the period since the Fund transferrd substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
(+) Total return would have been lower in the absence of expense waivers. Returns for periods of less than one year have not been annualized.
(++)  Computed on an annualized basis.
(+++) Not annualized


    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 THE BOSTON COMPANY INTERNATIONAL SMALL CAP FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the Trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company International Small Cap Fund (the Fund) is a separate diversified investment series of the Trust.

     The Fund invests all of its investable assets in an interest of the The Boston Company International Small Cap Portfolio (the Portfolio), a subtrust of Mellon Institutional Funds Master Portfolio (the Portfolio Trust), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities in companies that are located in foreign countries represented in the Citigroup Extended Market Ex-U.S. (EMI-U.S.) Index. The Portfolio may invest up to 25% of its assets in emerging market countries. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 99% at March 31, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of the trade date. The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

     C. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFICs) and capital loss carryovers.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 THE BOSTON COMPANY INTERNATIONAL SMALL CAP FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to The Boston Company Asset Management, LLC (TBCAM) for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     As of February 23, 2004, the Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, an affiliate of TBCAM, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. Pursuant to this agreement the Fund was charged $121 during the period ended March 31, 2004.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 90 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee does not apply to shares that were acquired through reinvestment of distributions. For the period ended March 31, 2004, the Fund received no redemption fees.

     No director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  INVESTMENT TRANSACTIONS:

     Increases and decreases in the Fund's investment in the Portfolio for the period ended March 31, 2004, aggregated $23,646,331 and $1,552,204, respectively.

(4)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                           PERIOD ENDED
                                                                          MARCH 31, 2004             YEAR ENDED
                                                                            (UNAUDITED)          SEPTEMBER 30, 2003
                                                                          --------------         ------------------
     Shares sold                                                             1,637,764                4,394,538
     Shares issued to shareholders in payment
       of distributions declared                                                33,773                   36,828
     Shares redeemed                                                          (110,951)                (788,597)
                                                                             ---------                ---------
     Net increase                                                            1,560,586                3,642,769
                                                                             =========                =========

     At March 31, 2004, five shareholder of record held approximately 31%, 10%, 9%, 7% and 6% of the total outstanding shares of the Fund. Investment activities of this shareholder could have a material impact on the Fund.

(5)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     See corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
              THE BOSTON COMPANY INTERNATIONAL SMALL CAP PORTFOLIO

               SCHEDULE OF INVESTMENTS--MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        VALUE
SECURITY                                                     SHARES   (NOTE 1A)
-------------------------------------------------------------------------------
EQUITIES--92.9%
AUSTRALIA--3.2%
Australian Stock Exchange Ltd.                               62,000  $  786,981
Boral Ltd.                                                  227,000   1,099,652
Oil Search Ltd.                                             660,500     587,277
Perpetual Trustees Australia Ltd.                            14,200     479,453
Promina Group Ltd.                                          177,000     503,338
Southern Cross Broadcasting (Australia) Ltd.                 55,600     457,711
West Australian Newspaper Holdings Ltd. (a)                 125,700     611,816
                                                                     ----------
                                                                      4,526,228
                                                                     ----------
AUSTRIA--0.5%
Boehler-Uddeholm AG                                           8,500     693,376
                                                                     ----------
BELGIUM--1.8%
Colruyt SA                                                    5,124     570,350
Delhaize Group (a)                                            8,900     413,138
Mobistar SA*                                                 14,700     966,546
Umicore (a)                                                   8,700     531,331
                                                                     ----------
                                                                      2,481,365
                                                                     ----------
CANADA--5.6%
Aber Diamond Corp.*                                          14,400     459,071
Astral Media, Inc.                                           25,400     557,031
CHC Helicopter Corp                                          19,400     534,330
Ensign Resource Service Group, Inc.                          34,100     583,262
Home Capital Group, Inc.                                     59,800   1,141,570
Inmet Mining Corp.*                                          52,400     804,246
Penn West Petroleum Ltd.                                     10,400     486,805
QLT, Inc.*                                                   27,700     703,922
Research in Motion Ltd.*                                      7,500     700,977
Rogers Wireless Communications, Inc.*                        29,700     786,270
Tundra Semiconductor Corp. Ltd.*                             23,000     456,628
Wheaton River Minerals Ltd.*                                196,200     671,179
                                                                     ----------
                                                                      7,885,291
                                                                     ----------
DENMARK--1.0%
Bryggerigruppen AS                                            7,000     466,636
GN Store Nord A/S (a)                                        61,000     445,992
Jyske Bank A/S*                                               8,600     458,067
                                                                     ----------
                                                                      1,370,695
                                                                     ----------
FINLAND--1.6%
Kesko Oyj (a)                                                30,200     531,749
Nokian Renkaat Oyj (a)                                        8,700     701,228
Rautaruukki Oyj (a)                                          64,000     515,373
YIT-Yhtyma Oyj (a)                                           28,200     534,729
                                                                     ----------
                                                                      2,283,079
                                                                     ----------
FRANCE--7.5%
Alten*                                                       36,700     594,683
Ciments Francais                                              6,300     472,801
Clarins (a)                                                   6,355     395,941
CNP Assurances                                                8,950     517,946


    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
              THE BOSTON COMPANY INTERNATIONAL SMALL CAP PORTFOLIO

               SCHEDULE OF INVESTMENTS--MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         VALUE
SECURITY                                                     SHARES    (NOTE 1A)
--------------------------------------------------------------------------------
FRANCE (CONTINUED)
Eiffage                                                       5,011  $   773,107
Essilor International SA                                      8,600      524,059
Euler Hermes SA                                              11,800      650,914
Gecina SA                                                     5,304      417,319
Guyenne et Gascogne SA (a)                                    3,400      393,314
Imerys SA                                                     2,700      643,958
Legardere S.C.A                                               9,400      536,234
Natexis Banques Populaires (a)                                4,900      574,980
Neopost SA                                                   10,900      588,116
Oberthur Card Systems SA*                                    63,700      533,350
Pernod-Ricard SA                                              3,500      426,645
Pierre & Vacances                                             5,100      499,545
SEB SA                                                        4,070      522,688
Trigano SA                                                    8,700      449,917
Vallourec                                                     4,020      361,337
Vinci SA                                                      7,600      730,850
                                                                     -----------
                                                                      10,607,704
                                                                     -----------
GERMANY--4.7%
Aareal Bank AG (a)                                           10,800      357,717
AWD Holding AG                                               12,300      400,736
Continental AG (a)                                           22,900      902,861
Hannover Rueckversicherung AG (a)                            17,050      571,448
Mobilcom AG                                                  36,600      746,737
Puma AG Rudolf Dassler Sport (a)                              6,900     1,523,327
Stada Arzneimittel AG                                         8,830      449,790
ThyssenKrupp AG                                              34,100      634,848
United Internet AG Registered Shares                         26,714      582,863
Vossloh AG                                                    8,300      445,378
                                                                     -----------
                                                                       6,615,705
                                                                     -----------
GREECE--0.4%
Germanos SA                                                  21,900      577,061
                                                                     -----------
HONG KONG--2.1%
DAH Sing Financial                                           89,200      629,604
Golden Meditech Co., Ltd.                                 1,440,000      628,321
Skyworth Digital Holdings Ltd.                            1,764,000      605,567
Wing Lung Bank                                               72,300      503,359
Xinao Gas Holdings Ltd.*                                  1,238,000      643,451
                                                                     -----------
                                                                       3,010,302
                                                                     -----------
IRELAND--1.3%
Anglo Irish Bank Corp. PLC                                   60,000      960,414
Fyffes PLC*                                                 253,800      487,506
Grafton Group PLC                                            56,600      400,727
                                                                     -----------
                                                                       1,848,647
                                                                     -----------
ITALY--2.7%
Autostrada Torino-Milano Spa                                 35,900      499,501
Banco Popolare di Verona e Novara Scrl                       38,100      621,122
Cassa di Risparmio di Firenze                               219,300      394,235
Davide Campari-Milano Spa                                     8,400      378,034


    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
              THE BOSTON COMPANY INTERNATIONAL SMALL CAP PORTFOLIO

               SCHEDULE OF INVESTMENTS--MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         VALUE
SECURITY                                                     SHARES   (NOTE 1A)
-------------------------------------------------------------------------------
ITALY (CONTINUED)
ERG Spa                                                      90,100 $   474,824
Fondiaria-Sai Spa                                            18,300     431,503
Merloni Elettrodomestici Spa                                 33,100     591,778
Milano Assicurazioni Spa                                    109,100     423,155
                                                                    -----------
                                                                      3,814,152
                                                                    -----------
JAPAN--19.2%
Alpine Electronics, Inc. (a)                                 40,000     556,195
Arrk Corp (a)                                                24,200   1,072,152
Casino Computer Co., Ltd. (a)                                72,000     854,776
Central Glass Co., Ltd.                                     120,000     945,915
Citizen Electronics Co., Ltd.                                17,400   1,076,237
CMK Corp (a)                                                 52,000     836,249
Don Quijote Co., Ltd. (a)                                     8,400     555,811
Doshisha Co., Ltd.                                           20,100     674,626
Fuji Soft ABC, Inc.                                          21,300     908,947
Fujirebio, Inc. (a)                                          39,000     483,573
Glory Ltd. (a)                                               32,000     553,893
Hitachi Construction Machinery Co., Ltd.                     38,000     624,588
Index Corp. (a)                                                 150     825,662
Kawasaki Kisen Kaisha Ltd. (a)                              159,000     823,360
Kirin Beverage Corp                                          31,500     697,785
Kissei Pharmaceutical Co., Ltd.                              31,000     671,845
Kobe Steel Ltd.                                             376,000     573,303
Koyo Seiko Co., Ltd. (a)                                     64,000     668,354
Kuroda Electric Co., Ltd.                                    12,600     518,354
Mitsui Trust Holdings, Inc. (a)                              82,200     566,761
Nippon Shokubai Ltd.                                        114,000     892,060
Nissan Chemical Industries Ltd. (a)                          77,000     671,203
Nissen Co., Ltd.                                             33,300     670,598
Nisshin Seifun Group, Inc. (a)                               72,000     702,877
Nitori Co., Ltd.                                              9,000     605,006
Pentax Corp. (a)                                            126,000     738,262
Ricoh Leasing Co., Ltd.                                      34,700     961,671
Sanyo Shinpan Finance Co., Ltd.                              12,200     655,159
Seino Transportation Co., Ltd.                               86,000     881,607
Showa Corp.                                                  47,000     489,921
Sodick Co., Ltd. (a)                                         67,000     603,951
Sumisho Lease Co., Ltd.                                      29,100   1,160,875
Sumitomo Rubber Industries, Inc.                            114,000     854,891
Tamron Co., Ltd.                                             13,000     710,587
Toho Gas Co., Ltd.                                          117,000     426,352
Tokyo Tatemono Co., Ltd.                                     85,000     559,168
USS Co., Ltd.                                                10,800     896,891
                                                                    -----------
                                                                     26,969,465
                                                                    -----------
NETHERLANDS--3.6%
ASM International NV*                                        25,300     556,684
Corio NV                                                     21,100     934,256
Hunter Douglas NV                                            12,900     651,393
Koninklijke BAM Groep NV                                     19,500     633,873
Koninklijke Wessanen NV (a)                                  47,500     657,391


    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
              THE BOSTON COMPANY INTERNATIONAL SMALL CAP PORTFOLIO

               SCHEDULE OF INVESTMENTS--MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         VALUE
SECURITY                                                     SHARES    (NOTE 1A)
--------------------------------------------------------------------------------
NETHERLANDS (CONTINUED)
Stork NV                                                     32,000   $  615,059
VNU NV                                                       12,200      350,009
Wereldhave NV                                                 7,800      635,315
                                                                      ----------
                                                                       5,033,980
                                                                      ----------
NEW ZEALAND--0.4%
Fisher & Paykel Appliances Holdings Ltd.                    176,000      508,993
                                                                      ----------
NORWAY--0.9%
Tandberg Television ASA (a) *                               118,900      726,144
TGS Nopec Geophysical Co. ASA*                               29,000      522,215
                                                                      ----------
                                                                       1,248,359
                                                                      ----------
PORTUGAL--0.4%
Banco BPI SA Registered Shares (a)                          150,000      589,177
                                                                      ----------
SINGAPORE--2.7%
First Engineering Ltd.                                      850,000      543,374
Fraser & Neave Ltd.                                          88,300      770,211
Jurong Technologies Industrial                              790,000      660,772
Neptune Orient Lines Ltd.                                   512,000      669,901
Sembcorp Industries Ltd.                                    664,000      610,921
Want Want Holdings Ltd.                                     399,000      506,731
                                                                      ----------
                                                                       3,761,910
                                                                      ----------
SOUTH KOREA--1.8%
Hanjin Shipping Co., Ltd.                                    24,800      437,583
Honam Petrochemical Corp.                                    11,600      472,329
Hyundai Mipo Dockyard                                        40,200      601,944
Korean Reinsurance Co.                                       12,100      482,093
You Eal Electronics Co., Ltd.                                17,500      540,171
                                                                      ----------
                                                                       2,534,120
                                                                      ----------
SPAIN--4.2%
ACS Actividades de Construccion y Servicios SA (a)           12,900      632,174
Bankinter SA (a)                                              8,200      323,800
Corp Mapfre SA (a)                                           40,300      485,297
Corp Mapfre SA Right (a)                                     40,300       15,879
Enagas                                                       57,200      664,158
Gamesa Corp. Tecnologica SA (a)                              24,800    1,017,773
Grupo Empresarial Ence SA (a)                                16,600      455,803
Immobiliaria Urbis SA (a)                                    62,000      721,419
Indra Sistemas SA                                            38,000      496,903
Red Electrica de Espana (a)                                  33,400      565,475
TPI Telefonica Publicidad e Informacion SA                   74,500      535,714
                                                                      ----------
                                                                       5,914,395
                                                                      ----------
SWEDEN--1.3%
Billerud AB (a)                                              43,600      685,553
Elekta AB*                                                   26,859      506,074
Getinge AB, Class B (a)                                      61,600      662,067
                                                                      ----------
                                                                       1,853,694
                                                                      ----------
SWITZERLAND--4.8%
Actelion NV*                                                  5,000      541,331


    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
              THE BOSTON COMPANY INTERNATIONAL SMALL CAP PORTFOLIO

               SCHEDULE OF INVESTMENTS--MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        VALUE
SECURITY                                                     SHARES   (NOTE 1A)
-------------------------------------------------------------------------------
SWITZERLAND (CONTINUED)
Geberit AG (a)                                                1,520  $  836,036
Lindt & Spruengli AG (a)                                         54     543,030
Logitech International SA*                                    9,810     445,381
Micronas Semiconductor Holdings AG Registered Shares*        18,400     870,997
Rieter Holding AG                                             2,500     632,211
Saurer AG                                                    16,240     716,131
Sika AG (a)                                                   1,440     705,548
Straumann Holding AG (a)                                      3,100     536,510
Verwalt & Privat-Bank AG (a)                                  3,700     584,795
Vontobel Holding AG (a)                                      16,700     356,330
                                                                     ----------
                                                                      6,768,300
                                                                     ----------
UNITED KINGDOM--21.2%
Acambis PLC*                                                 75,900     490,931
Aga Foodservice Group PLC                                    97,100     430,052
Aggregate Industries PLC                                    594,800     932,997
Alliance Unichem PLC                                         48,600     520,630
Atkins WS PLC                                                61,800     669,448
Balfour Beatty PLC                                          166,600     797,816
Barratt Developments PLC                                     45,200     518,823
BPB PLC                                                      78,900     517,615
British Airways PLC*                                        139,300     710,783
Cairn Energy PLC*                                            63,900   1,035,347
Cattles PLC                                                 139,800     871,996
Close Brothers Group PLC                                     46,600     687,965
Crest Nicholson                                              64,300     406,704
Dairy Crest Group PLC                                        60,900     447,292
DS Smith PLC                                                144,600     448,299
Eidos PLC*                                                  193,700     568,352
EMAP PLC                                                     31,400     502,388
Enterprise Inns PLC                                          83,400     941,137
FirstGroup PLC                                              126,300     625,221
Friends Provident PLC                                       203,300     544,934
Galen Holdings PLC                                           63,200     962,775
George Wimpey PLC                                            82,800     668,496
Hilton Group PLC                                            205,200     859,595
HMV Group PLC                                               166,400     678,635
ICAP PLC                                                    142,000     746,833
Inchcape PLC                                                 30,700     829,978
iSOFT Group PLC                                              93,206     605,017
Johnston Press PLC                                           67,600     653,685
Kelda Group PLC                                              42,900     356,848
Kensington Group PLC                                        132,300   1,149,930
Kidde PLC                                                   291,800     551,950
Kier Group PLC                                               56,600     722,896
LogicaCMG PLC                                                94,200     445,456
Mcbride PLC                                                 344,300     856,862
McCarthy & Stone PLC                                         68,000     752,296
Meggitt PLC                                                  95,000     418,560
Mothercare PLC                                               86,200     544,031
Next PLC                                                     26,500     699,314


    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
              THE BOSTON COMPANY INTERNATIONAL SMALL CAP PORTFOLIO

               SCHEDULE OF INVESTMENTS--MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                     VALUE
SECURITY                                                                            SHARES         (NOTE 1A)
------------------------------------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
Northern Rock PLC                                                                   44,000      $    630,499
Speedy Hire PLC                                                                     65,400           512,929
Taylor Nelson Sofres PLC                                                           104,500           377,011
Travis Perkins PLC                                                                  21,200           543,802
Ultra Electronics Holdings PLC                                                      42,300           458,215
United Business Media PLC                                                           60,700           554,478
Viridian Group PLC                                                                  41,300           420,707
Whitbread PLC                                                                       35,900           480,974
Wolseley PLC                                                                        43,400           676,362
                                                                                                ------------
                                                                                                  29,826,864
                                                                                                ------------
TOTAL EQUITIES (Cost $91,726,803)                                                                130,722,862
                                                                                                ------------
PREFERRED STOCKS--1.2%
Krones AG                                                                            4,600           442,923
Porsche AG                                                                           1,150           695,282
Rhoen Klinikum AG                                                                   10,700           457,301
                                                                                                ------------
TOTAL PREFERRED STOCKS (Cost $1,162,762)                                                           1,595,506
                                                                                                ------------

                                                                                    PAR
                                                          RATE        MATURITY     VALUE
                                                         ------      ----------   -------
SHORT-TERM INVESTMENTS--2.9%
U.S. GOVERNMENT--0.1%
U.S. Treasury Bill (++)                                   0.91%      6/17/2004     200,000           199,611
                                                                                                ------------
INVESTMENT COMPANIES--2.8%
Dreyfus Institutional Preferred Plus (+)                                         3,946,475         3,946,475
                                                                                                ------------
TOTAL SHORT TERM INVESTMENTS (Cost $4,146,086)                                                     4,146,086
                                                                                                ------------
INVESTMENT OF CASH COLLATERAL--14.4%
Dreyfus Institutional Preferred Money Market Fund
  (cost $19,996,699                                                             19,996,699        19,996,699
                                                                                                ------------
TOTAL INVESTMENTS--111.4% (COST $117,032,350)                                                    156,461,153
LIABILITIES IN EXCESS OF OTHER ASSETS--(11.4)%                                                   (17,485,601)
                                                                                                ------------
NET ASSETS--100.0%                                                                              $138,975,552
                                                                                                ============

NOTES TO SCHEDULE OF INVESTMENTS:

*    Non-income producing security
(+) Affiliated fund that is available only to investment companies and other accounts managed by TBCAM or its affiliates. The effective yield is 0.98%. A complete listing of the fund's holdings as of its most recent fiscal year end is available.
(++) Denotes all or part of security segregated as collateral.
(a)  Security, or a portion thereof, was on loan at March 31, 2004.


    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
              THE BOSTON COMPANY INTERNATIONAL SMALL CAP PORTFOLIO

               SCHEDULE OF INVESTMENTS--MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    PERCENTAGE
                                                                      OF NET
INDUSTRY SECTOR                                                       ASSETS
--------------------------------------------------------------------------------
Basic Materials                                                         6.7%
Communications                                                          7.2%
Consumer, Cyclical                                                     16.9%
Consumer, Non-cyclical                                                 13.9%
Energy                                                                  3.3%
Financial                                                              18.2%
Industrial                                                             20.2%
Technology                                                              5.5%
Utilities                                                               2.2%
Short-Term Investments                                                  2.9%
Investment of Cash Collateral from Security Lending                    14.4%
                                                                      -----
Total Investments                                                     111.4%


    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
              THE BOSTON COMPANY INTERNATIONAL SMALL CAP PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (including securities on loan
    valued at $18,525,201 (Note 6)) (Note 1A) (identified cost $93,089,176)                                         $132,517,979
  Affiliated investment (Note 1H) (identified cost $ 23,943,174)                                                      23,943,174
  Foreign currency, at value (identified cost, $3,604,041)                                                             3,607,181
  Receivable for investments sold                                                                                      1,309,744
  Interest and dividends receivable                                                                                      477,036
  Unrealized appreciation on foreign currency exchange contracts (Note 5)                                                  2,718
  Prepaid expenses                                                                                                         4,580
                                                                                                                    ------------
    Total assets                                                                                                     161,862,412
LIABILITIES
 Liability for securities on loan (Note 6)                                                           $19,996,699
 Payable for investments purchased                                                                     2,833,309
 Payable for variation margin on open financial futures contracts (Note 5)                                 5,260
 Accrued accounting and custody fees (Note 2)                                                             31,995
 Accrued Trustees' fees and expenses (Note 2)                                                              3,485
 Accrued expenses and other liabilities                                                                   16,112
                                                                                                     -----------
    Total liabilities                                                                                                 22,886,860
                                                                                                                    ------------
NET ASSETS (APPLICABLE TO INVESTORS' BENFICIAL INTEREST)                                                            $138,975,552
                                                                                                                    ============


    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
              THE BOSTON COMPANY INTERNATIONAL SMALL CAP PORTFOLIO

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Dividend income (net of foreign withholding taxes of $118,691)                                                     $   923,963
  Interest income (including securities lending income of $56,505)                                                        62,001
                                                                                                                     -----------
    Total investment Income                                                                                              985,964
EXPENSES
  Investment advisory fee (Note 2)                                                                    $  571,420
  Accounting and custody fees (Note 2)                                                                    86,324
  Legal and audit services                                                                                16,394
  Trustees' fees and expenses (Note 2)                                                                     6,914
  Insurance expense                                                                                        4,516
  Miscellaneous                                                                                            1,053
                                                                                                      ----------
    Total expenses                                                                                                       686,621
                                                                                                                     -----------
      Net investment income                                                                                              299,343
                                                                                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                                                                  $5,541,550
    Foreign currency transactions and forward foreign currency exchange contracts                        157,346
                                                                                                      ----------
      Net realized gain                                                                                                5,698,896
  Change in unrealized appreciation (depreciation)
    Investment securities                                                                                             22,362,151
                                                                                                                     -----------
      Net realized and unrealized gain                                                                                28,061,047
                                                                                                                     -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                                $28,360,390
                                                                                                                     ===========


    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
              THE BOSTON COMPANY INTERNATIONAL SMALL CAP PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                                FOR THE PERIOD
                                                                                                               JANUARY 28, 2003
                                                                                       SIX MONTHS ENDED         (COMMENCEMENT OF
                                                                                        MARCH 31, 2004           OPERATIONS TO
                                                                                          (UNAUDITED)         SEPTEMBER 30, 2003
                                                                                      ------------------     --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                                                  $    299,343             $   531,792
  Net realized gains                                                                        5,698,896               2,795,189
  Change in net unrealized appreciation                                                    22,362,151              15,196,221
                                                                                         ------------             -----------
  Net increase in net assets from investment operations                                    28,360,390              18,523,202
                                                                                         ------------             -----------
CAPITAL TRANSACTIONS
  Assets contributed by Standish International Small Cap Fund (including unrealized
    appreciation of $0 and $1,891,429)                                                             --              39,701,792
  Contributions                                                                            26,850,484              35,896,110
  Withdrawals                                                                              (5,780,213)             (4,576,213)
                                                                                         ------------             -----------
  Net increase in net assets from capital tranactions                                      21,070,271              71,021,689
                                                                                         ------------             -----------
TOTAL INCREASE IN NET ASSETS                                                               49,430,661              89,544,891
NET ASSETS
  At beginning of period                                                                   89,544,891                      --
                                                                                         ------------             -----------
  At end of period                                                                       $138,975,552             $89,544,891
                                                                                         ============             ===========


    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
              THE BOSTON COMPANY INTERNATIONAL SMALL CAP PORTFOLIO

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                  FOR THE PERIOD
                                                                                                                 JANUARY 28, 2003
                                                                                           SIX MONTHS ENDED      (COMMENCEMENT OF
                                                                                            MARCH 31, 2004         OPERATIONS TO
                                                                                              (UNAUDITED)       SEPTEMBER 30, 2003
                                                                                           ----------------     ------------------
TOTAL RETURN(+)                                                                                   29.22%(+++)            36.44%(+++)
RATIOS:
  Expenses (to average daily net assets)*                                                          1.20%(++)              1.46%(++)
  Net Investment Income (to average daily net assets)*                                             0.53%(++)              1.29%(++)
  Portfolio Turnover                                                                                 32%(+++)               46%(+++)
  Net Assets, End of Period (000's omitted)                                                    $138,976             $89,545.00
----------------------
*   For the period indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Portfolio for a portion of its operating expenses. If this voluntary action had not been taken, the ratios would have been:
    Ratios (to average daily net assets):
      Expenses                                                                                      N/A                   1.49%(++)
      Net investment income                                                                         N/A                   1.26%(++)

(+) Total return for the Portfolio includes performance of The Boston Compan International Small Cap Fund prior to its conversion to a master-feeder structure and contribution of its investments to the Portfolio. Total return would have been lower in the absence of expense waivers.
(++)  Computed on an annualized basis.
(+++) Not annualized.


    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
              THE BOSTON COMPANY INTERNATIONAL SMALL CAP PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company International Small Cap Portfolio (the "Portfolio"), a separate diversified investment series of the Portfolio Trust, commenced operations on January 28, 2003.

     The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in foreign countries represented in the Citigroup Extended Market Ex-U.S. (EMI-U.S.) Index. The Portfolio may invest up to 25% of its assets in emerging market countries.

     At March 31, 2004, there were two funds, The Boston Company International Small Cap Fund and Dreyfus Premier International Small Cap Fund invested in the Portfolio. The value of the funds' investment in the Portfolio reflects the funds' proportionate interests in the net assets of the Portfolio. At March 31, 2004, The Boston Company International Small Cap Fund and the Dreyfus Premier International Small Cap Fund held approximately 99% and 1% interests in the Portfolio, respectively.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Portolio's shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the New York Stock Exchange.

     If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), the Portfolio may value its assets by a method the Trustees believe accurately reflects the fair value. The Trustees have adopted fair value pricing procedures, which, among other things, require the Portfolio to fair value such secutities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices for foreign securities will be used by each fund to a significant extent.

     Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts usually received or paid.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
              THE BOSTON COMPANY INTERNATIONAL SMALL CAP PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     C. INCOME TAXES

     The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

     D. FOREIGN CURRENCY TRANSACTIONS

     Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     E. INVESTMENT RISK

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     F. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

     G. AFFILIATED ISSUERS

     Issuers in which the fund held investments in other investment companies advised by the fund manager

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The investment advisory fee paid to The Boston Company Asset Management, LLC ("TBCAM") for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 1.00% of the Portfolio's average daily net assets.

     The Fund compensates Mellon Bank, N.A., under a custody, administration and accounting services agreement for providing custody, fund administration and fund accounting services for the fund. Pursuant to this agreement the Fund was charged $85,546 during the period ended March 31, 2004.

     No director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Portfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
              THE BOSTON COMPANY INTERNATIONAL SMALL CAP PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended March 31, 2004 were $52,835,465 and $35,279,651, respectively. For the period ended March 31, 2004, the Portfolio did not purchase or sell any long-term U.S. Government securities.

(4)  FEDERAL TAXES:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2004, as computed on a federal income tax basis, were as follows:

     Aggregate Cost                                        $97,160,937
                                                           ===========
     Gross unrealized appreciation                          39,793,319
     Gross unrealized depreciation                            (489,804)
                                                           -----------
     Net unrealized appreciation                           $39,303,515
                                                           ===========

(5)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Portfolio Trust's registration statement.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     OPTIONS

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     The Portfolio did not enter into option transactions during the period ended March 31, 2004.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
              THE BOSTON COMPANY INTERNATIONAL SMALL CAP PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     FORWARD CURRENCY EXCHANGE CONTRACTS

     The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     At March 31, 2004, the Portfolio held the following forward foreign currency exchange contracts:

                                     LOCAL PRINCIPAL        CONTRACT              MARKET            AGGREGATE        UNREALIZED
     CONTRACTS TO DELIVER                 AMOUNT           VALUE DATE              VALUE           FACE AMOUNT          GAIN
     --------------------------------------------------------------------------------------------------------------------------
     Danish Krone                        2,791,300          4/2/2004           $  461,105           $  461,105               --
     Hong Kong Dollar                    1,425,000          4/1/2004              182,880              182,880               --
     South Korean Won                  625,091,614          4/1/2004              544,600              547,318           $2,718
     Swedish Krona                       1,018,500          4/2/2004              135,044              135,044               --
                                                                               ----------           ----------           ------
                                                                               $1,323,629           $1,326,347           $2,718
                                                                               ==========           ==========           ======

     FUTURES CONTRACTS

     The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At March 31, 2004, the Portfolio held the following futures contracts:

                                                       EXPIRATION              UNDERLYING FACE          UNREALIZED GAIN
     CONTRACT                       POSITION              DATE                 AMOUNT AT VALUE               (LOSS)
     ---------------------------------------------------------------------------------------------------------------------------
     MSCI Pan-Euro
     (126 contracts)                  Long             6/17/2004                  $2,513,330                 $(10,480)
     Topix Futures (6 contracts)      Long             6/17/2004                     678,654                   35,401
                                                                                                             $ 24,921
                                                                                                             ========

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
              THE BOSTON COMPANY INTERNATIONAL SMALL CAP PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(6)  SECURITY LENDING:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the period ended March 31, 2004 resulting in security lending income. At March 31, 2004, the Portfolio had $18,525,201 worth of securities on loan.

(7)  LINE OF CREDIT:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Mellon Institutional Funds Investment Trust (the "Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of 0.060 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended March 31, 2004, the commitment fee was $1,267 for the Portfolio.

     During the period ended March 31, 2004, the Portfolio had no borrowings under the credit facility.

TRUSTEES AND OFFICERS (UNAUDITED)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of March 31, 2004. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795. The same persons serve as trustees and officers of the Portfolio Trust in the same capacities.

Independent Trustees

                                                                                                    NUMBER OF
                                                                             PRINCIPAL            PORTFOLIOS IN          OTHER
NAME                                               TERM OF OFFICE          OCCUPATION(S)          FUND COMPLEX       DIRECTORSHIPS
ADDRESS, AND                       POSITION(S)      AND LENGTH OF           DURING PAST            OVERSEEN BY          HELD BY
DATE OF BIRTH                    HELD WITH TRUST     TIME SERVED              5 YEARS                TRUSTEE            TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                   Trustee       Trustee since       Chairman of the Board            29                None
c/o Decision Resources, Inc.                      11/3/1986           and Chief Executive
260 Charles Street                                                    Officer, Decision
Waltham, MA 02453                                                     Resources, Inc.
9/30/40

Caleb Loring III                    Trustee       Trustee since       Trustee, Essex Street            29                None
c/o Essex Street Associates                       11/3/1986           Associates (family
400 Essex Street                                                      investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman                Trustee       Trustee since       William Joseph Maier,            29                None
c/o Harvard University                            9/13/1986           Professor of Political
Cambridge, MA 02138                                                   Economy, Harvard
8/5/44                                                                University

John H. Hewitt                      Trustee       Trustee since       Trustee, Mertens                 29                None
P.O. Box 233                                      11/3/1986           House, Inc.; Trustee
New London, NH 03257                                                  and Chairman of the
4/11/35                                                               Board, Visiting Nurse
                                                                      Alliance of Vermont
                                                                      & New Hampshire

Interested Trustees

                                                                                                    NUMBER OF
                                                                             PRINCIPAL            PORTFOLIOS IN          OTHER
NAME                                               TERM OF OFFICE          OCCUPATION(S)          FUND COMPLEX       DIRECTORSHIPS
ADDRESS, AND                       POSITION(S)      AND LENGTH OF           DURING PAST            OVERSEEN BY          HELD BY
DATE OF BIRTH                    HELD WITH TRUST     TIME SERVED              5 YEARS                OFFICER            OFFICER
------------------------------------------------------------------------------------------------------------------------------------
Patrick J. Sheppard           Trustee, President  Since 2003          Senior Vice President            29                None
c/o Standish Mellon Asset          and Chief                          and Chief Operating
Management Company LLC,        Executive Officer                      Officer, Mellon Institutional
One Boston Place                                                      Asset Management;
Boston, MA 02108                                                      formerly Vice President
7/24/65                                                               and Chief Financial Officer,
                                                                      Mellon Institutional
                                                                      Asset Management

Principal Officers who are Not Trustees

                                                                                                    NUMBER OF
                                                                             PRINCIPAL            PORTFOLIOS IN          OTHER
NAME                                               TERM OF OFFICE          OCCUPATION(S)          FUND COMPLEX       DIRECTORSHIPS
ADDRESS, AND                       POSITION(S)      AND LENGTH OF           DURING PAST            OVERSEEN BY          HELD BY
DATE OF BIRTH                    HELD WITH TRUST     TIME SERVED              5 YEARS                OFFICER            OFFICER
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann                  Secretary      Secretary           Senior Vice President            29                None
c/o Standish Mellon Asset                         since 2003          and Head of Operations
Management,                                                           Mellon Institutional Asset
One Boston Place                                                      Management, formerly
Boston, MA 02108                                                      First Vice President,
2/20/61                                                               Mellon Institutional Asset
                                                                      Management and Mellon
                                                                      Global Investments

Steven M. Anderson              Vice President    Vice President      Vice President and Mutual        29                None
c/o Standish Mellon Asset        and Treasurer    since 1999;         Funds Controller, Standish
Management,                                       Treasurer since     Mellon Asset Management
One Boston Place                                  2002
Boston, MA 02108
7/14/65

Denise B. Kneeland              Assistant Vice    Since 1996          Vice President and               29                None
c/o Standish Mellon Asset          President                          Manager, Mutual Funds
Management,                                                           Operations, Standish
One Boston Place                                                      Mellon Asset Management
Boston, MA 02108
8/19/51

Cara E. Hultgren,               Assistant Vice    Since 2001          Assistant Manager, Mutual        29                None
c/o Standish Mellon Asset          President                          Fund Operations since
Management,                                                           1999; Shareholder
One Boston Place                                                      Representative, Standish
Boston, MA 02108                                                      Mellon Asset Management
1/19/71

                       THIS PAGE INTENTIONALLY LEFT BLANK

[MELLON LOGO]         Mellon
                      --------------------------
                      Mellon Institutional Funds

                      One Boston Place
                      Boston, MA 02108-4408
                      800.221.4795
                      www.standishmellon.com

                                [MELLON LOGO]         Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds


                          THE BOSTON COMPANY SMALL CAP
Financial Report          GROWTH FUND
--------------------------------------------------------------------------------
For the Period Ended
March 31, 2004 (Unaudited)

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    THE BOSTON COMPANY SMALL CAP GROWTH FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in The Boston Company Small Cap Growth Portfolio (Portfolio), at value (Note 1A)                       $ 36,605,781
  Receivable for Fund shares sold                                                                                         21,681
  Prepaid expenses                                                                                                           783
                                                                                                                    ------------
    Total assets                                                                                                      36,628,245
LIABILITIES
  Accrued Trustees' fees and expenses (Note 2)                                                            $ 2,055
  Accrued expenses and other liabilities                                                                    1,312
                                                                                                          -------
    Total liabilities                                                                                                      3,367
                                                                                                                    ------------
NET ASSETS                                                                                                           $36,624,878
                                                                                                                    ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                                                                   $ 51,710,869
  Accumulated net realized loss                                                                                      (20,764,765)
  Undistributed net investment loss                                                                                     (167,451)
  Net unrealized appreciation                                                                                          5,846,225
                                                                                                                    ------------
TOTAL NET ASSETS                                                                                                    $ 36,624,878
                                                                                                                    ============
NET ASSETS ATTRIBUTABLE TO:
 Institutional Class                                                                                                $ 22,183,317
                                                                                                                    ============
 Service Class                                                                                                      $ 14,441,561
                                                                                                                    ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
  Institutional Class                                                                                                    555,447
                                                                                                                    ============
  Service Class                                                                                                          364,915
                                                                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)
    Institutional Class                                                                                             $      39.94
                                                                                                                    ============
    Service Class                                                                                                   $      39.58
                                                                                                                    ============


    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    THE BOSTON COMPANY SMALL CAP GROWTH FUND

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
     Dividend income allocated from Portfolio                                                                       $     36,315
  Interest income allocated from Portfolio                                                                                 9,068
  Expenses allocated from Portfolio                                                                                     (194,784)
                                                                                                                     -----------
    Net investment loss allocated from Portfolio                                                                        (149,401)
EXPENSES
  Accounting and custody fees (Note 2)                                                               $     1,503
  Legal and audit services                                                                                13,446
  Registration fees                                                                                        9,560
  Service Fees--Service Class (Note 3)                                                                    15,016
  Transfer agent fees--Institutional Class (Note 2)                                                        3,913
  Transfer agent fees--Service Class (Note 2)                                                              3,833
  Trustees' fees and expenses (Note 2)                                                                     1,002
  Miscellaneous                                                                                            7,859
                                                                                                     -----------
    Total expenses                                                                                        56,132
Deduct:
 Reimbursement of Fund operating expenses--Institutional Class (Note 2)                                  (23,049)
 Reimbursement of Fund operating expenses--Service Class (Note 2)                                        (15,005)
                                                                                                     -----------
    Total expense deductions                                                                             (38,054)
                                                                                                     -----------
      Net expenses                                                                                                        18,078
                                                                                                                    ------------
         Net investment loss                                                                                            (167,479)
                                                                                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) allocated from Portfolio on:
    Investment security transactions                                                                   4,757,111
    Financial futures contracts                                                                          (40,244)
                                                                                                     -----------
         Net realized gain                                                                                             4,716,867
  Change in unrealized appreciation (depreciation) allocated from portfolio
    on investments and financial futures contracts allocated from Portfolio                                            2,414,001
                                                                                                                    ------------
         Net realized and unrealized gain (loss) on investments                                                        7,130,868
                                                                                                                    ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                          $  6,963,389
                                                                                                                    ============


    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    THE BOSTON COMPANY SMALL CAP GROWTH FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       SIX MONTHS ENDED
                                                                                         MARCH 31, 2004           YEAR ENDED
                                                                                          (UNAUDITED)         SEPTEMBER 30, 2003
                                                                                       ----------------       ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS
  Net investment loss                                                                     $  (167,479)           $   (127,333)
  Net realized gains                                                                        4,716,867               2,646,711
  Change in net unrealized appreciation                                                     2,414,001               4,670,966
                                                                                          -----------            ------------
  Net increase in net assets from investment operations                                     6,963,389               7,190,344
                                                                                          -----------            ------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 5)
  Net proceeds from sale of shares
    Institutional Class                                                                       373,542               9,023,694
    Service Class                                                                           4,850,927               2,573,894
    Redemption fees credited to capital
      Institutional Class                                                                          10                      --
  Cost of shares redeemed
    Institutional Class                                                                    (4,054,853)            (11,987,346)
    Service Class                                                                          (1,596,355)             (1,209,938)
                                                                                          -----------            ------------
  Net decrease in net assets from Fund share tranactions                                     (426,729)             (1,599,696)
                                                                                          -----------            ------------
TOTAL INCREASE IN NET ASSETS                                                                6,536,660               5,590,648
NET ASSETS
  At beginning of period                                                                   30,088,218              24,497,570
                                                                                          -----------            ------------
  At end of period (including undistributed net investment income of $0 and $28)          $36,624,878            $ 30,088,218
                                                                                          ===========            ============


    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    THE BOSTON COMPANY SMALL CAP GROWTH FUND

                    FINANCIAL HIGHLIGHTS--INSTITUTIONAL CLASS
--------------------------------------------------------------------------------

                                              SIX MONTHS
                                                ENDED                                 YEAR ENDED SEPTEMBER 30,
                                            MARCH 31, 2004       ----------------------------------------------------------------
                                              (UNAUDITED)           2003            2002         2001          2000         1999
                                            -------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $ 32.41           $ 24.78        $ 29.28      $ 60.87       $ 38.28      $ 22.22
                                                 -------           -------        -------      -------       -------      -------
FROM INVESTMENT OPERATIONS:
  Net investment income (loss)* (1)                (0.16)            (0.11)         (0.16)       (0.19)        (0.43)       (0.24)
  Net realized and unrealized
    gains (loss) on investments                     7.69              7.74          (4.34)      (25.66)        26.82        16.30
                                                 -------           -------        -------      -------       -------      -------
Total from investment operations                    7.53              7.63           (4.5)      (25.85)        26.39        16.06
                                                 -------           -------        -------      -------       -------      -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gains on investments              --                --             --        (5.74)        (3.80)          --
                                                 -------           -------        -------      -------       -------      -------
Total distributions to shareholders                   --                --             --        (5.74)        (3.80)          --
                                                 -------           -------        -------      -------       -------      -------
NET ASSET VALUE, END OF YEAR                     $ 39.94           $ 32.41        $ 24.78      $ 29.28       $ 60.87      $ 38.28
                                                 =======           =======        =======      =======       =======      =======
TOTAL RETURN(+)                                    23.20%            30.79%        (15.37)%     (45.36)%       71.60%       72.14
RATIOS/SUPPLEMENTAL DATA:
     Expenses (to average daily net assets)*        1.13%(++)         1.00%          1.00%        1.00%         0.98%        1.00
  Net Investment Income (Loss)
    (to average daily net assets)*                 (0.87)%(++)       (0.42)%        (0.52)%      (0.48)%       (0.70)%      (0.73)%
  Net Assets, End of Period (000's omitted)      $22,183           $21,168        $18,780      $31,365       $82,840      $44,031
------------------
*   For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:
  Net investment income per share(1)             $ (0.20)          $ (0.30)       $ (0.25)   $   (0.28)          N/A      $ (0.30)
  Ratios (to average daily net assets):
    Expenses                                        1.34%(++)         1.66%          1.29%        1.20%          N/A         1.18%
    Net investment income (loss)                   (1.08)%(++)       (1.08)%        (0.81)%      (0.68)%         N/A        (0.91)%

(1)  Calculated based on average shares outstanding.
(+) Total return would have been lower in the absense of expense waivers, returns for periods of less than one year have not been annualized.
(++) Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    THE BOSTON COMPANY SMALL CAP GROWTH FUND

                       FINANCIAL HIGHLIGHTS--SERVICE CLASS
--------------------------------------------------------------------------------

                                                               FOR THE                                              FOR THE PERIOD
                                                              SIX MONTHS                                             MAY 8, 2000
                                                                 ENDED               YEAR ENDED SEPTEMBER 30,       (COMMENCEMENT
                                                            MARCH 31, 2004         ----------------------------   OF OPERATIONS) TO
                                                              (UNAUDITED)           2003       2002       2001    SEPTEMBER 30, 2000
                                                            --------------         ------     ------     ------   ------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $ 32.16            $24.65     $29.19     $60.83        $59.04
                                                                -------            ------     ------     ------        ------
FROM INVESTMENT OPERATIONS:
  Net investment income (loss)* (1)                               (0.20)            (0.19)     (0.23)     (0.29)        (0.21)
  Net realized and unrealized
    gains (loss) on investments                                    7.62              7.70      (4.31)    (25.63)         2.00
                                                                -------            ------     ------     ------        ------
Total from investment operations                                   7.42              7.51      (4.54)    (25.92)         1.79
                                                                -------            ------     ------     ------        ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gains on investments                             --                --         --      (5.72)           --
                                                                -------            ------     ------     ------        ------
Total distributions to shareholders                                  --                --         --      (5.72)           --
                                                                -------            ------     ------     ------        ------
NET ASSET VALUE, END OF YEAR                                    $ 39.58            $32.16     $24.65     $29.19        $60.83
                                                                =======            ======     ======     ======        ======
TOTAL RETURN((+))                                                 23.06%            30.47%    (15.55)%   (45.49)%        3.03%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)*                          1.38%(++)         1.25%      1.25%      1.25%         1.23%
  Net Investment Income (Loss)
    (to average daily net assets)*                                (1.12)%(++)       (0.68)%    (0.74)%    (0.75)%       (0.84)%
  Net Assets, End of Period (000's omitted)                     $14,442            $8,921     $5,718     $6,156        $8,031
---------------
*   For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:
    Net investment income per share(1)                          $ (0.25)           $(0.40)    $(0.35)    $(0.41)       $(0.24)
    Ratios (to average daily net assets):
      Expenses                                                     1.63%(++)         2.00%      1.66%      1.55%         1.36%
      Net investment income (loss)                                (1.37)%(++)       (1.43)%    (1.15)%    (1.05)%       (0.97)%

(1)  Calculated based on average shares outstanding.
(+) Total return would have been lower in the absense of expense waivers, returns for periods of less than one year have not been annualized.
(++) Computed on an annualized basis.


    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    THE BOSTON COMPANY SMALL CAP GROWTH FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Growth Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to achieve long-term growth of capital. The Fund invests all of its investable assets in an interest in The Boston Company Small Cap Growth Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of small cap U.S. companies. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at March 31, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The Fund currently offers two classes of shares: Institutional Class and Service Class. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except for transfer agent fees and an account service fee of 0.25% of the average daily net assets of the Service Class of shares. Each class votes separately as a class only with respect to its own distribution plan (Service Class only) or other matters that relate only to that class. Shares of each class would receive their pro-rata share of the net assets of the Fund (after satisfaction of any class-specific expenses) if the Fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

     Shares of the Service Class may be purchased by entities ("Account Administrators") that provide omnibus accounting services for groups of individuals who beneficially own Service Class shares ("Omnibus Accounts"). Omnibus Accounts include pension and retirement plans (such as 401(k) plans, 457 plans and 403(b) plans), and programs through which personal and or account maintenance services are provided to groups of individuals whether or not such individuals invest on a tax-deferred basis. Individual investors may only purchase Service Class shares through their Omnibus Account Administrators.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of the trade date. The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

     C. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to wash sales, capital loss carryovers and realized and unrealized gains or losses on futures.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    THE BOSTON COMPANY SMALL CAP GROWTH FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. The calculation of net investment income per share in the financial highlights table excludes these reclassifications.

     D. ALLOCATION OF OPERATING ACTIVITY

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Fund based on the relative net assets of each class. Transfer agent fees, which are directly attributable to a class of shares, are charged to that class' operations. Service fees, which are directly attributable to the Service Class shares, are charged to the Service Class operations.

     E. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to The Boston Company Asset Management, LLC ("TBCAM") for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. TBCAM voluntarily agreed to limit the total operating expenses of the Portfolio's expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 1.00% of the Institutional Class' average daily net assets for the period from October 1, 2003 through October 31, 2003, and to 1.20% for the period from November 1, 2003 through March 31, 2004. The total operating expenses of the Service Class and its pro rata share of the Portfolio's expenses (excluding brokerage commissions, taxes and extraordinary expenses) were limited so that the Service Class annual operating expenses do not exceed the total operating expenses of the Institutional Class (net of any expense limitation) for the comparable period plus 0.25% (the maximum Service Fee). Pursuant to this agreement, for the period ended March 31, 2004, TBCAM reimbursed the Institutional Class $23,049 and the Service Class $15,005 for class-specific and Fund operating expenses. This agreement was voluntary and temporary and may be discontinued or revised by TBCAM at any time.

     As of February 23, 2004, the Fund compensates Dreyfus Transfer, Inc., a wholly owned subsidiary of Dreyfus, an affiliate of TBCAM, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. Pursuant to this agreement the Fund was charged $242 during the period ended March 31, 2004.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 90 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee does not apply to shares that were acquired through reinvestment of distributions. For the period ended March 31, 2004, the Fund received $10 in redemption fees.

     No director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    THE BOSTON COMPANY SMALL CAP GROWTH FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(3)  SERVICE FEE:

     Pursuant to a service plan, the Service Class pays a service fee at an aggregate annual rate of up to 0.25% of the class' average daily net assets. The service fee is payable for the benefit of participants in the omnibus accounts that are shareholders in the Service Class and is intended to be compensation to Account Administrators for providing personal services and/or account maintenance services to participants in omnibus accounts that are the beneficial owners of Service Class shares.

(4)  INVESTMENT TRANSACTIONS:

     Increases and decreases in the Fund's investment in the Portfolio for the period ended March 31, 2004 aggregated $5,224,469 and $5,509,798 respectively.

(5)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                           PERIOD ENDED              YEAR ENDED
     Institutional Class:                                                 MARCH 31, 2004         SEPTEMBER 30, 2003
                                                                          --------------         ------------------
     Shares sold                                                                9,904                  337,618
     Shares redeemed                                                         (107,521)                (442,332)
                                                                             --------                 --------
     Net decrease                                                             (97,617)                (104,714)
                                                                             ========                 ========

                                                                           PERIOD ENDED              YEAR ENDED
     Service Class:                                                       MARCH 31, 2004         SEPTEMBER 30, 2003
                                                                          --------------         ------------------
     Shares sold                                                              130,232                   90,258
     Shares redeemed                                                          (42,722)                 (44,827)
                                                                             --------                 --------
     Net increase                                                              87,510                   45,431
                                                                             ========                 ========

     At March 31, 2004, three shareholders held of record approximately 17%, 12% and 5% of the total outstanding shares of the Institutional Class and one shareholder held of record approximately 100% of the total outstanding shares of the Service class. Investment activity of these shareholders could have a material impact on the Fund.

(6)  FEDERAL TAXES

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     See corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP GROWTH PORTFOLIO

               SCHEDULE OF INVESTMENTS--MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                       VALUE
SECURITY                                                                                                 SHARES     (NOTE 1A)
-----------------------------------------------------------------------------------------------------------------------------
EQUITIES-96.2%
BASIC MATERIALS--1.3%
Cabot Microelectronics Corp.*                                                                             6,400  $     270,336
Glamis Gold Ltd.*                                                                                        11,400        205,314
                                                                                                                 -------------
                                                                                                                       475,650
                                                                                                                 -------------
COMMUNICATIONS--5.6%
Entravision Communications Corp.*                                                                        23,900        214,383
Foundry Networks, Inc.*                                                                                   6,150        105,596
Internet Security Systems*                                                                               16,900        298,116
Ipass, Inc.*                                                                                             23,800        260,134
Network Associates, Inc. (a)*                                                                            26,400        475,200
SafeNet, Inc.*                                                                                            4,800        180,192
Scientific-Atlanta, Inc                                                                                   5,350        173,019
Verisign, Inc.*                                                                                          21,700        360,003
                                                                                                                 -------------
                                                                                                                     2,066,643
                                                                                                                 -------------
CONSUMER CYCLICAL--14.3%
Aeropostale, Inc.*                                                                                        7,100        257,446
Brookstone, Inc.*                                                                                        13,150        361,757
Cache, Inc.*                                                                                              9,200        303,324
Circuit City Stores, Inc.                                                                                20,200        228,260
Dick's Sporting Goods, Inc.*                                                                              4,200        244,188
Digital Theater Systems, Inc.                                                                             9,800        251,174
Ethan Allen Interiors, Inc.                                                                               6,600        272,316
Ingram Micro,Inc., Class A*                                                                              20,500        371,050
Linens N Things, Inc.*                                                                                   13,400        474,494
Lions Gate Entertainment Corp.*                                                                          76,600        478,750
MSC Industrial Direct Co., Inc                                                                           23,800        712,810
99 Cents Only Stores*                                                                                    10,800        263,736
Nu Skin Enterprises, Inc.                                                                                14,100        284,115
O'Reilly Automotive, Inc.*                                                                                4,900        196,196
Panera Bread Co.*                                                                                         7,500        291,900
Rare Hospitality International, Inc.*                                                                     9,200        255,300
                                                                                                                 -------------
                                                                                                                     5,246,816
                                                                                                                 -------------
CONSUMER NONCYCLICAL--38.0%
Able Laboratories, Inc.*                                                                                 17,800        347,634
Advanced Neuromodulation Systems, Inc.*                                                                   5,900        212,931
American Medical Systems Holdings, Inc.*                                                                  6,600        174,900
BearingPoint, Inc.*                                                                                      18,200        195,104
Celgene Corp.*                                                                                            6,900        328,785
Connetics Corp.*                                                                                         17,600        390,192
Cooper Cos, Inc.                                                                                          9,900        534,600
Covance, Inc.*                                                                                           16,600        571,704
Coventry Health Care, Inc.*                                                                               4,450        188,369
Delta & Pine Land Co.                                                                                    11,800        294,410
DeVry, Inc.*                                                                                             13,700        413,055
Digene Corp.*                                                                                             4,500        154,620
Discovery Laboratories, Inc.*                                                                            26,900        327,911
Dytax Corp.*                                                                                              9,000         92,610
Elizabeth Arden, Inc.*                                                                                   12,600        266,112


    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP GROWTH PORTFOLIO

               SCHEDULE OF INVESTMENTS--MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                       VALUE
SECURITY                                                                                                 SHARES      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------
CONSUMER NONCYCLICAL (CONTINUED)
Forrester Research, Inc.*                                                                                26,700  $     505,965
Fossil, Inc.*                                                                                             8,100        270,135
Hain Celestial Group, Inc.*                                                                              21,400        472,726
Heidrick & Struggles International*                                                                       7,900        189,047
Inveresk Research Group, Inc.*                                                                            7,100        201,782
Iron Mountain, Inc.*                                                                                      4,650        207,530
Jarden Corp.*                                                                                             8,700        308,937
John B. Sanfilippo & Son, Inc.*                                                                           3,800        139,460
Kroll Inc.*                                                                                              14,800        397,380
K-V Pharmaceutical Co., Class A*                                                                          8,100        198,936
Matria Healthcare, Inc.*                                                                                 11,300        286,116
Medarex, Inc.*                                                                                           21,800        195,546
Medicines Co. (a)*                                                                                        8,450        272,175
Nabi Biopharmaceuticals*                                                                                 12,300        191,265
Navigant Consulting, Inc.*                                                                               17,700        358,071
NBTY, Inc.*                                                                                              10,800        401,544
Nektar Therapeutics*                                                                                     22,700        489,866
OraSure Technologies, Inc.*                                                                              22,200        229,992
Orthofix International NV*                                                                               10,650        526,536
Pharmaceutical Resources, Inc.*                                                                           4,600        261,556
Resmed, Inc.*                                                                                             4,000        180,760
Respironics, Inc.*                                                                                        7,400        399,748
Select Medical Corp.                                                                                     11,900        198,730
Steris Corp.*                                                                                            11,100        286,380
Sunopta, Inc.*                                                                                           17,500        173,075
Sylvan Learning Systems, Inc.*                                                                           11,800        414,298
Telik, Inc.*                                                                                              7,800        209,352
The Yankee Candle Co.*                                                                                   21,300        587,454
Triad Hospitals*                                                                                          5,650        174,133
VCA Antech, Inc.*                                                                                         8,700        309,981
Vicuron Pharmaceuticals, Inc.*                                                                            8,300        188,825
VISX, Inc.*                                                                                               9,700        189,344
                                                                                                                 -------------
                                                                                                                    13,909,582
                                                                                                                 -------------
ENERGY--7.6%
Arch Coal, Inc.                                                                                          13,000        408,070
Consol Energy, Inc. (a)                                                                                  14,600        391,280
FMC Technologies, Inc.*                                                                                  17,400        470,322
Frontier Oil Corp.                                                                                       18,100        350,778
Maverick Tube Corp.*                                                                                     11,900        280,245
Patina Oil & Gas Corp.                                                                                    8,200        215,250
Patterson-UTI Energy, Inc.*                                                                              13,300        470,953
Peabody Energy Corp.                                                                                      4,600        213,946
                                                                                                                 -------------
                                                                                                                     2,800,844
                                                                                                                 -------------
FINANCIAL--8.2%
Affiliated Managers Group*                                                                                3,450        188,301
Bristol West Holdings, Inc.                                                                               6,900        140,760
Capital Lease Funding, Inc. REIT                                                                         10,580        135,636
Cathay General Bancorp                                                                                    5,000        317,400


    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP GROWTH PORTFOLIO

               SCHEDULE OF INVESTMENTS--MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                       VALUE
SECURITY                                                                                                 SHARES      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------
FINANCIAL (CONTINUED)
City National Corp., Class A                                                                              2,900 $      173,710
Commerical Capital Bancorp, Inc.*                                                                         5,300        121,476
First Community Bancorp, Inc., Class A                                                                    5,300        198,167
First Midwest Bancorp, Inc.                                                                               6,400        218,496
Franklin Bank Corp.                                                                                       9,810        182,368
Investors Financial Services Corp. (a)                                                                    4,600        190,072
Knight Trading Group*                                                                                    15,500        196,230
Mercantile Bank Corp.                                                                                     4,700        166,850
New York Community Bancorp                                                                               12,977        444,852
Southwest Bancorporation of Texas                                                                         3,700        139,601
Triad Guaranty, Inc.*                                                                                     3,800        200,450
                                                                                                                --------------
                                                                                                                     3,014,369
                                                                                                                --------------
INDUSTRIAL--8.8%
Central Freight Lines, Inc.                                                                              13,800        181,470
CUNO, Inc.*                                                                                               4,600        206,448
Cymer, Inc.*                                                                                              9,600        370,656
Fisher Scientific International*                                                                         11,300        621,952
Kemet Corp.*                                                                                             33,100        474,654
Old Dominion Frieght Line*                                                                                5,700        192,090
SCS Transportation, Inc.*                                                                                17,600        383,680
UTI Worldwide, Inc.                                                                                      10,900        487,121
Waste Connections*                                                                                        7,400        294,520
                                                                                                                --------------
                                                                                                                     3,212,591
                                                                                                                --------------
TECHNOLOGY--12.4%
Applied Micro Circuits Corp.*                                                                            33,800        194,350
Cypress Semiconductor Corp.*                                                                             19,460        398,346
Fairchild Semiconductor International*                                                                   22,800        547,884
Helix Technology Corp.                                                                                   11,900        288,575
Hutchinson Technology, Inc.*                                                                             12,700        356,362
Lam Research Corp.*                                                                                      10,900        274,789
Lawson Software, Inc.*                                                                                   41,300        342,790
ManTech International Corp., Class A*                                                                     9,600        196,704
Manugistics Group, Inc.*                                                                                 31,400        215,090
Mentor Graphics Corp.*                                                                                   22,900        408,078
Packeteer, Inc.*                                                                                         27,200        359,040
Quest Software, Inc.*                                                                                    23,100        377,685
Zoran Corp.*                                                                                             32,700        567,669
                                                                                                                --------------
                                                                                                                     4,527,362
                                                                                                                --------------
TOTAL EQUITIES (Cost $29,414,227)                                                                                   35,253,857
                                                                                                                --------------


    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP GROWTH PORTFOLIO

               SCHEDULE OF INVESTMENTS--MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR
SECURITY                                                                    RATE          MATURITY         VALUE          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--2.9%
U.S. GOVERNMENT--0.5%
U.S. Treasury Bill (++)                                                     0.91%         6/17/2004       190,000       $   189,630
                                                                                                                        -----------
INVESTMENT COMPANIES--2.4%
Dreyfus Institutional Preferred Plus (+)                                                                  865,798           865,798
                                                                                                                        -----------
TOTAL SHORT TERM INVESTMENTS (Cost $1,055,428)                                                                            1,055,428
                                                                                                                        -----------
INVESTMENT OF CASH COLLATERAL--2.8%
Dreyfus Institutional Preferred Money Market Fund
  (cost $1,005,930)(+)                                                                                  1,005,930         1,005,930
                                                                                                                        -----------
TOTAL INVESTMENTS--101.9% (COST $31,475,585)                                                                             37,315,215
LIABILITIES IN EXCESS OF OTHER ASSETS--1.9%                                                                                (709,434)
                                                                                                                        -----------
NET ASSETS--100.0%                                                                                                      $36,605,781
                                                                                                                        ===========

NOTES TO SCHEDULE OF INVESTMENTS:

*     Non-income producing security
REIT  Real Estate Investment Trust
(+) Affiliated fund that is available only to investment companies and other accounts managed by TBCAM or it affiliates. The effective yield is 0.98%. A complete listing of the fund's holdings as of its most recent fiscal year end is available.
(++)  Denotes all or part of security segregated as collateral.
(a)   Security, or a portion thereof, was on loan at March 31, 2004.


    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP GROWTH PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost $29,603,857)
    (including securities on loan valued at $979,164) (Note 6)                                                       $35,443,487
  Affiliated investments (Note 1E) (identified cost $1,871,728)                                                        1,871,728
  Cash                                                                                                                       119
  Receivable for investments sold                                                                                        952,096
  Interest and dividends receivable                                                                                        5,866
  Receivable for variation margin on
    open financial futures contracts (Note 5)                                                                              1,945
  Prepaid expenses                                                                                                         3,630
                                                                                                                     -----------
    Total assets                                                                                                      38,278,871
LIABILITIES
 Liability for securities on loan (Note 6)                                                  $1,005,930
 Payable for investments purchased                                                             622,226
 Accrued accounting and custody fees (Note 2)                                                    8,836
 Accrued Trustees' fees and expenses (Note 2)                                                      804
 Accrued expenses and other liabilities                                                         35,294
                                                                                            ----------
    Total liabilities                                                                                                  1,673,090
                                                                                                                     -----------
NET ASSETS (APPLICABLE TO INVESTORS' BENFICIAL INTEREST)                                                             $36,605,781
                                                                                                                     ===========


    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO

                  THE BOSTON COMPANY SMALL CAP GROWTH PORTFOLIO

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Dividend income                                                                                                     $   36,315
  Interest income (including securities lending income of $2,715) (Note 6)                                                 9,068
                                                                                                                      ----------
    Total investment Income                                                                                               45,383
                                                                                                                      ----------
EXPENSES
  Investment advisory fee (Note 2)                                                                   $   138,896
  Accounting and custody fees (Note 2)                                                                    34,629
  Legal and audit services                                                                                24,035
  Trustees' fees and expenses (Note 2)                                                                     2,093
  Insurance expense                                                                                        3,476
  Miscellaneous                                                                                            1,671
                                                                                                     -----------
                                                                                                         204,800
    Total expenses
Deduct:
 Waiver of investment advisory fee (Note 2)                                                              (10,016)
                                                                                                     -----------
    Net expenses                                                                                                         194,784
                                                                                                                      ----------
      Net investment income                                                                                             (149,401)
                                                                                                                      ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                                                                   4,757,111
    Financial futures contracts                                                                          (40,244)
                                                                                                     -----------
      Net realized gain (loss)                                                                                         4,716,867
  Change in unrealized appreciation (depreciation)
    Investment securities and futures variation margin                                                                 2,413,899
                                                                                                                      ----------
      Net realized and unrealized gain (loss)                                                                          7,130,766
                                                                                                                      ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                                 $6,981,365
                                                                                                                      ==========


    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO

                  THE BOSTON COMPANY SMALL CAP GROWTH PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       SIX MONTHS ENDED
                                                                                        MARCH 31, 2004             YEAR ENDED
                                                                                          (UNAUDITED)         SEPTEMBER 30, 2003
                                                                                       ----------------       -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment loss                                                                     $  (149,401)            $  (110,593)
  Net realized gains                                                                        4,716,867               2,646,730
  Change in net unrealized appreciation                                                     2,413,899               4,670,997
                                                                                          -----------             -----------
  Net increase in net assets from investment operations                                     6,981,365               7,207,134
                                                                                          -----------             -----------
CAPITAL TRANSACTIONS
  Contributions                                                                             5,224,469              11,400,746
  Withdrawals                                                                              (5,509,798)            (13,197,733)
                                                                                          -----------             -----------
  Net increase (decrease) in net assets from capital tranactions                             (285,329)             (1,796,987)
                                                                                          -----------             -----------
Total Increase in Net Assets                                                                6,696,036               5,410,147
NET ASSETS
  At beginning of period                                                                   29,909,745              24,499,598
                                                                                          -----------             -----------
  At end of period                                                                        $36,605,781             $29,909,745
                                                                                          ===========             ===========


    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP GROWTH PORTFOLIO

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS ENDED                                 YEAR ENDED SEPTEMBER 30,
                                              MARCH 31, 2004             ---------------------------------------------------------
                                                (UNAUDITED)               2003         2002         2001         2000       1999
                                             -------------------------------------------------------------------------------------
TOTAL RETURN(+)                                   23.21%                  30.73%      (15.37)%     (45.36)%      71.67%     72.19%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)*          1.12%(++)               1.00%        1.00%        1.00%        0.91%      0.95%
  Net Investment Income (Loss)
    (to average daily net assets)*                (0.86)%(++)             (0.42)%      (0.51)%      (0.49)%      (0.63)%    (0.67)%
  Portfolio Turnover                                 85%(+++)               261%         239%         191%         305%       242%
  Net Assets, End of Period (000's omitted)     $36,606                 $29,910      $24,500      $37,590      $91,114    $43,932
-----------------
*   For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:
 Ratios (to average daily net assets):
    Expenses**                                     1.18%(++)               1.28%        1.18%        1.08%         N/A        N/A
    Net investment income (loss)**                (0.92)%(++)             (0.70)%      (0.69)%      (0.57)%        N/A        N/A

(+) Total return would have been lower in the absence of expense waivers, returns for periods of less than one year have not been annualized.
(++)  Computed on an annualized basis.
(+++) Not annualized.


    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO

                  THE BOSTON COMPANY SMALL CAP GROWTH PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Growth Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

     The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of small cap U.S. companies.

     At March 31, 2004, there was one Fund, The Boston Company Small Cap Growth Fund (the "Fund") invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at March 31, 2004 was approximately 100%.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortizaion of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis.

     C. INCOME TAXES

     The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

     D. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP GROWTH PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     E. AFFILIATED ISSUERS

     Issuers in which the fund held investments in other investment companies advised by The Boston Company Asset Management, LLC ("TBCAM") or its affiliates are described as "affiliated" in the Act.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The investment advisory fee paid to TBCAM, a wholly-owned subsidiary of Mellon Financial Corporation, for overall investment advisory and administrative services is paid monthly at the annual rate of 0.80% of the Portfolio's average daily net assets. TBCAM voluntarily agreed to limit the total operating expenses of the Portfolio (excluding brokerage commissions, taxes and extraordinary expenses) to 1.00% of the Portfolio's average daily net assets for the period from October 1, 2003 through October 31, 2003, and to 1.20% for the period from November 1, 2003 through March 31, 2004. Pursuant to this agreement, for the period ended March 31, 2004, TBCAM did not impose $10,016 of its investment advisory fee. This agreement was voluntary and temporary and may be discontinued or revised by TBCAM at any time.

     The Portfolio compensates Mellon Bank, N.A. under a custody, administration and accounting services agreement for providing custody, fund administration and fund accounting services for the Portfolio. Pursuant to this agreement the Portfolio was charged $43,403 during the period ended March 31, 2004.

     No director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Portfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended March 31, 2004, were $27,770,048 and $27,885,914, respectively. For the period ended March 31, 2004, the Portfolio did not purchase or sell any long-term U.S. Government securities.

(4)  FEDERAL TAXES:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2004, as computed on a federal income tax basis, were as follows:

     Aggregate Cost                                        $30,535,161
                                                           ===========
     Gross unrealized appreciation                           6,196,367
     Gross unrealized depreciation                            (422,243)
                                                           -----------
     Net unrealized appreciation                           $ 5,774,124
                                                           ===========

(5)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Portfolio Trust's registration statement.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP GROWTH PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     OPTIONS

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     The Portfolio did not enter into option transactions during the Period ended March 31, 2004.

     FUTURES CONTRACTS

     The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At March 31, 2004, the Portfolio held the following financial futures contracts:

                                                                               UNDERLYING FACE
     CONTRACT                       POSITION         EXPIRATION DATE           AMOUNT AT VALUE          UNREALIZED GAIN
     ---------------------------------------------------------------------------------------------------------------------------
     Russell 2000 Index
       (1 contracts)                  Long             6/17/2004                    $288,700                   $6,595

(6)  SECURITY LENDING:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO

                  THE BOSTON COMPANY SMALL CAP GROWTH PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the period ended March 31, 2004 resulting in security lending income. At March 31, 2004, the Portfolio had $979,164 worth of securities on loan.

(7)  LINE OF CREDIT:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Mellon Institutional Funds Investment Trust (the "Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of .060 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter.

     For the period ended March 31, 2004, the commitment fee was $499 for the Portfolio.

     During the period ended March 31, 2004, the Portfolio had borrowings under the credit facility. As a result of these borrowings the Portfolio incurred $30 of interest expense.

TRUSTEES AND OFFICERS (UNAUDITED)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of March 31, 2004. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795. The same persons serve as trustees and officers of the Portfolio Trust in the same capacities.

Independent Trustees

                                                                                                    NUMBER OF
                                                                             PRINCIPAL            PORTFOLIOS IN          OTHER
NAME                                               TERM OF OFFICE          OCCUPATION(S)          FUND COMPLEX       DIRECTORSHIPS
ADDRESS, AND                       POSITION(S)      AND LENGTH OF           DURING PAST            OVERSEEN BY          HELD BY
DATE OF BIRTH                    HELD WITH TRUST     TIME SERVED              5 YEARS                TRUSTEE            TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                   Trustee       Trustee since       Chairman of the Board            29                None
c/o Decision Resources, Inc.                      11/3/1986           and Chief Executive
260 Charles Street                                                    Officer, Decision
Waltham, MA 02453                                                     Resources, Inc.
9/30/40

Caleb Loring III                    Trustee       Trustee since       Trustee, Essex Street            29                None
c/o Essex Street Associates                       11/3/1986           Associates (family
400 Essex Street                                                      investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman                Trustee       Trustee since       William Joseph Maier,            29                None
c/o Harvard University                            9/13/1986           Professor of Political
Cambridge, MA 02138                                                   Economy, Harvard
8/5/44                                                                University

John H. Hewitt                      Trustee       Trustee since       Trustee, Mertens                 29                None
P.O. Box 233                                      11/3/1986           House, Inc.; Trustee
New London, NH 03257                                                  and Chairman of the
4/11/35                                                               Board, Visiting Nurse
                                                                      Alliance of Vermont
                                                                      & New Hampshire

Interested Trustees

                                                                                                    NUMBER OF
                                                                             PRINCIPAL            PORTFOLIOS IN          OTHER
NAME                                               TERM OF OFFICE          OCCUPATION(S)          FUND COMPLEX       DIRECTORSHIPS
ADDRESS, AND                       POSITION(S)      AND LENGTH OF           DURING PAST            OVERSEEN BY          HELD BY
DATE OF BIRTH                    HELD WITH TRUST     TIME SERVED              5 YEARS                OFFICER            OFFICER
------------------------------------------------------------------------------------------------------------------------------------
Patrick J. Sheppard           Trustee, President  Since 2003          Senior Vice President            29                None
c/o Standish Mellon Asset          and Chief                          and Chief Operating
Management Company LLC,        Executive Officer                      Officer, Mellon Institutional
One Boston Place                                                      Asset Management;
Boston, MA 02108                                                      formerly Vice President
7/24/65                                                               and Chief Financial Officer,
                                                                      Mellon Institutional
                                                                      Asset Management

Principal Officers who are Not Trustees

                                                                                                    NUMBER OF
                                                                             PRINCIPAL            PORTFOLIOS IN          OTHER
NAME                                               TERM OF OFFICE          OCCUPATION(S)          FUND COMPLEX       DIRECTORSHIPS
ADDRESS, AND                       POSITION(S)      AND LENGTH OF           DURING PAST            OVERSEEN BY          HELD BY
DATE OF BIRTH                    HELD WITH TRUST     TIME SERVED              5 YEARS                OFFICER            OFFICER
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann                  Secretary      Secretary           Senior Vice President            29                None
c/o Standish Mellon Asset                         since 2003          and Head of Operations
Management,                                                           Mellon Institutional Asset
One Boston Place                                                      Management, formerly
Boston, MA 02108                                                      First Vice President,
2/20/61                                                               Mellon Institutional Asset
                                                                      Management and Mellon
                                                                      Global Investments

Steven M. Anderson              Vice President    Vice President      Vice President and Mutual        29                None
c/o Standish Mellon Asset        and Treasurer    since 1999;         Funds Controller, Standish
Management,                                       Treasurer since     Mellon Asset Management
One Boston Place                                  2002
Boston, MA 02108
7/14/65

Denise B. Kneeland              Assistant Vice    Since 1996          Vice President and               29                None
c/o Standish Mellon Asset          President                          Manager, Mutual Funds
Management,                                                           Operations, Standish
One Boston Place                                                      Mellon Asset Management
Boston, MA 02108
8/19/51

Cara E. Hultgren,               Assistant Vice    Since 2001          Assistant Manager, Mutual        29                None
c/o Standish Mellon Asset          President                          Fund Operations since
Management,                                                           1999; Shareholder
One Boston Place                                                      Representative, Standish
Boston, MA 02108                                                      Mellon Asset Management
1/19/71

[MELLON LOGO]         Mellon
                      --------------------------
                      Mellon Institutional Funds

                      One Boston Place
                      Boston, MA 02108-4408
                      800.221.4795
                      www.standishmellon.com

                                [MELLON LOGO]         Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds


                          THE BOSTON COMPANY SMALL CAP
Financial Report          VALUE FUND
--------------------------------------------------------------------------------
For the Period Ended
March 31, 2004 (Unaudited)

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    THE BOSTON COMPANY SMALL CAP VALUE FUND

         STATEMENT OF ASSETS AND LIABILITIES MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in The Boston Company Small Cap Value Portfolio (Portfolio), at value (Note 1A)                       $  54,722,036
  Receivable for Fund shares sold                                                                                        160,000
  Prepaid expenses                                                                                                        12,414
                                                                                                                   -------------
    Total assets                                                                                                      54,894,450
LIABILITIES
 Accrued accounting, custody and transfer agent fees (Note 2)                                   $2,500
 Accrued trustees' fees and expenses                                                             1,000
 Accrued expenses and other liabilities                                                          7,828
                                                                                                ------
    Total liabilities                                                                                                     11,328
                                                                                                                   -------------
NET ASSETS                                                                                                         $  54,883,122
                                                                                                                   =============
NET ASSETS CONSIST OF:
  Paid-in capital                                                                                                  $  36,734,782
  Accumulated net realized gain (loss)                                                                                 8,018,293
  Undistributed net investment income (loss)                                                                            (104,555)
  Net unrealized appreciation (depreciation)                                                                          10,234,602
                                                                                                                   -------------
TOTAL NET ASSETS                                                                                                   $  54,883,122
                                                                                                                   =============
SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                                              2,601,830
                                                                                                                   =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)                                                                                  $       21.09
                                                                                                                   =============


    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    THE BOSTON COMPANY SMALL CAP VALUE FUND

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Dividend income allocated from Portfolio                                                                         $     181,398
  Interest income allocated from Portfolio (including securities lending income of $13,900)                               18,457
  Expenses allocated from Portfolio                                                                                     (275,496)
                                                                                                                   -------------
    Net investment income allocated from Portfolio                                                                       (75,641)
EXPENSES
  Accounting, custody, and transfer agent fees (Note 2)                                                 $  4,390
  Legal and audit services                                                                                11,629
  Registration fees                                                                                       10,243
  Trustees' fees and expenses (Note 2)                                                                        43
  Insurance expense                                                                                          426
  Miscellaneous                                                                                            9,159
                                                                                                        --------
    Total expenses                                                                                                        35,890
                                                                                                                   -------------
      Net investment income (loss)                                                                                      (111,531)
                                                                                                                   -------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) allocated from Portfolio on:
    Investment security transactions                                                                                   8,256,301
  Change in unrealized appreciation (depreciation) allocated from portfolio on investments
    allocated from Portfolio                                                                                           3,346,527
                                                                                                                   -------------
    Net realized and unrealized gain (loss) on investments                                                            11,602,828
                                                                                                                   -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                              $  11,491,297
                                                                                                                   =============


    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                     THE BOSTON COMPANY SMALL CAP VALUE FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       SIX MONTHS ENDED
                                                                                        MARCH 31, 2004            YEAR ENDED
                                                                                          (UNAUDITED)          SEPTEMBER 30, 2003
                                                                                       ----------------        ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS
  Net investment loss                                                                     $  (111,531)            $   (18,579)
  Net realized gains                                                                        8,256,301               4,950,349
  Change in net unrealized appreciation                                                     3,346,527               5,875,996
                                                                                          -----------             -----------
  Net increase in net assets from investment operations                                    11,491,297              10,807,766
                                                                                          -----------             -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1D)
  From net investment income                                                                       --                 (57,917)
  From net realized gains on investments                                                   (4,564,248)                (43,792)
                                                                                          -----------             -----------
  Total distributions to shareholders                                                      (4,564,248)               (101,709)
                                                                                          -----------             -----------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                                          4,075,120               7,729,570
  Value of shares issued to shareholders in payment of distributions declared               4,026,790                  71,480
  Cost of shares redeemed                                                                  (5,450,888)             (9,136,228)
                                                                                          -----------             -----------
  Net increase (decrease) in net assets from Fund share tranactions                         2,651,022              (1,335,178)
                                                                                          -----------             -----------
TOTAL INCREASE IN NET ASSETS                                                                9,578,071               9,370,879
NET ASSETS
  At beginning of period                                                                   45,305,051              35,934,172
                                                                                          -----------             -----------
  At end of period (including undistributed net investment income
    (loss) of ($104,555) and $6,976)                                                      $54,883,122             $45,305,051
                                                                                          ===========             ===========


    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    THE BOSTON COMPANY SMALL CAP VALUE FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                   FOR THE PERIOD
                                                                                                                 FEBRUARY 1, 2000
                                                     SIX MONTHS ENDED        YEAR ENDED SEPTEMBER 30,              (COMMENCEMENT
                                                      MARCH 31, 2004    ------------------------------------     OF OPERATIONS) TO
                                                        (UNAUDITED)       2003           2002          2001      SEPTEMBER 30, 2000
                                                     ----------------   -------        -------       -------     ------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $ 18.49       $ 14.30        $ 13.86       $ 14.01          $11.05
                                                          -------       -------        -------       -------          ------
FROM INVESTMENT OPERATIONS:
  Net investment income (loss)* (1)                         (0.04)        (0.01)          0.05          0.10            0.04
  Net realized and unrealized
    gains (loss) on investments                              4.44          4.24           0.75          0.31            2.94
                                                          -------       -------        -------       -------          ------
Total from investment operations                             4.40          4.23           0.80          0.41            2.98
                                                          -------       -------        -------       -------          ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                   --         (0.02)         (0.04)        (0.06)          (0.02)
  From net realized gains on investments                    (1.80)        (0.02)         (0.32)        (0.50)             --
                                                          -------       -------        -------       -------          ------
Total distributions to shareholders                         (1.80)        (0.04)         (0.36)        (0.56)          (0.02)
                                                          -------       -------        -------       -------          ------
NET ASSET VALUE, END OF YEAR                              $ 21.09       $ 18.49        $ 14.30       $ 13.86          $14.01
                                                          =======       =======        =======       =======          ======
TOTAL RETURN(+)                                             24.68%        29.64%          5.43%         3.12%          26.98%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)**                   1.18%         1.15%          1.00%         1.00%           1.00%
  Net Investment Income (Loss)
    (to average daily net assets)**                         (0.42)%       (0.05)%         0.32%        (0.68)%          0.50%
  Portfolio Turnover(2)                                        --           51%            164%          149%             71%
  Net Assets, End of Period (000's omitted)               $54,883       $45,305        $35,934       $28,532          $3,764
-------------------
*   For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:
    Net investment income (loss) per share (1)                N/A       $ (0.03)       $  0.01       $  0.05          $(0.26)
    Ratios (to average daily net assets):
      Expenses**                                              N/A          1.28%          1.24%         1.37%           4.51%
      Net investment income (loss)**                          N/A         (0.18)%         0.08%         0.31%          (3.01)%

(1)  Calculated based on average shares outstanding.
(2) Portfolio turnover represents activity while the Fund was investing directly in securities until January 28, 2003. The portfolio turnover for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
(+) Total return would have been lower in the absense of expense waivers, returns for periods of less than one year have not been annualized.
**   Annualized for periods less than 1 year.


    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    THE BOSTON COMPANY SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Value Fund (the "Fund") is a separate diversified investment series of the Trust.

     The Fund invests all of its investable assets in an interest of the The Boston Company Small Cap Value Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 97% at March 31, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of the trade date. The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

     C. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for realized and unrealized gains or losses on futures contracts and wash sales.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                     THE BOSTON COMPANY SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     E. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to The Boston Company Asset Management, LLC ("TBCAM") for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. TBCAM voluntarily agreed to limit the Fund's total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 1.25% of the Fund's average daily net assets. For the period ended March 31, 2004 the Fund operated below the agreed upon expense limit. This agreement was voluntary and temporary and may be discontinued or revised by TBCAM at any time.

     As of February 23, 2004, the Fund compensates Dreyfus Transfer, Inc., a wholly owned subsidiary of Dreyfus, an affiliate of TBCAM, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. Pursuant to this agreement the Fund was charged $121 during the period ended March 31, 2004.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 90 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee does not apply to shares that were acquired through reinvestment of distributions. For the period ended March 31, 2004, the Fund received no redemption fees.

     No director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  INVESTMENT TRANSACTIONS:

     Increases and decreases in the Fund's investment in the Portfolio for the period ended March 31, 2004 aggregated $8,101,910 and $5,492,888, respectively.

(4)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                          SIX MONTHS ENDED
                                                                           MARCH 31, 2004             YEAR ENDED
                                                                            (UNAUDITED)           SEPTEMBER 30, 2003
                                                                          ----------------        ------------------
     Shares sold                                                               202,373                  488,251
     Shares issued to shareholders in payment
        of distributions declared                                              215,710                    4,747
     Shares redeemed                                                          (267,090)                (555,316)
                                                                              --------                 --------
     Net increase (decrease)                                                   150,993                  (62,318)
                                                                              ========                 ========

     At March 31, 2004, three shareholders of record held approximately 17%, 12% and 5% of the total outstanding shares of the Fund, respectively. Investment activities of these shareholders could have a material impact on the Fund.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                     THE BOSTON COMPANY SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(5)  FEDERAL TAXES

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     See corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP VALUE PORTFOLIO

               SCHEDULE OF INVESTMENTS--MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                       VALUE
SECURITY                                                                                                 SHARES      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------
EQUITIES-99.5%
BASIC MATERIALS--4.9%
Balchem Corp.                                                                                            12,500  $     328,750
Cabot Microelectronics Corp.*                                                                             9,300        392,832
Compass Minerals International, Inc.*                                                                    21,500        352,385
Hecla Mining Co.*                                                                                        48,800        410,408
Louisana-Pacific Corp.                                                                                   17,100        441,180
Octel Corp.                                                                                              13,900        414,915
Reliance Steel & Aluminum Co.                                                                            11,400        400,710
                                                                                                                 -------------
                                                                                                                     2,741,180
                                                                                                                 -------------
COMMUNICATIONS--6.7%
Anaren, Inc.*                                                                                            16,600        261,948
Courier Corp.                                                                                            11,650        521,338
Gemstar-TV Guide International, Inc.*                                                                    84,200        564,982
Macromedia, Inc.*                                                                                        19,200        385,344
Powerwave Technologies, Inc. (a) *                                                                       54,500        425,100
Primus Telecommunications GP*                                                                            37,200        312,852
Remec, Inc.*                                                                                             52,700        400,520
Stratex Networks, Inc.*                                                                                  57,800        274,550
Surewest Communications                                                                                   8,500        227,800
Tollgrade Communications, Inc.*                                                                          22,600        360,696
                                                                                                                 -------------
                                                                                                                     3,735,130
                                                                                                                 -------------
CONSUMER CYCLICAL--11.0%
Atlantic Coast Airlines Holdings*                                                                        39,900        290,073
Big 5 Sporting Goods Corp.*                                                                              10,700        270,175
Charming Shoppes, Inc.*                                                                                  46,100        359,119
Churchill Downs, Inc.                                                                                     7,200        279,216
Circuit City Stores, Inc.                                                                                40,200        454,260
DEB Shops, Inc.                                                                                          12,800        329,088
Interface, Inc.*                                                                                         54,800        435,660
Longs Drug Stores Corp.                                                                                  21,700        408,611
Regis Corp.                                                                                               8,900        395,516
Rex Stores Corp.*                                                                                        15,900        250,266
Saks, Inc                                                                                                23,700        417,120
School Speciality, Inc.*                                                                                 12,200        433,954
Stanley Furniture Co., Inc.                                                                               8,600        333,938
Too, Inc.*                                                                                               13,100        274,445
Toro Co.                                                                                                 12,800        793,600
Tweeter Home Entertainment Group*                                                                        41,400        390,816
                                                                                                                 -------------
                                                                                                                     6,115,857
                                                                                                                 -------------
CONSUMER NONCYCLICAL--17.9%
Amedisys, Inc.*                                                                                          17,800        434,498
American Italian Pasta Co.                                                                                7,300        291,489
Apria Healthcare Group, Inc.*                                                                            13,500        404,190
Discovery Partner International*                                                                         35,300        217,095
Dollar Thrifty Automotive Group*                                                                         32,600        823,802
Epix Medical, Inc.*                                                                                      10,100        209,575
Green Mountain Coffee Roasters*                                                                          20,900        421,344
Hanger Orthopedic Group, Inc.*                                                                           17,600        317,680


    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP VALUE PORTFOLIO

               SCHEDULE OF INVESTMENTS--MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                        VALUE
SECURITY                                                                                                 SHARES       (NOTE 1A)
-------------------------------------------------------------------------------------------------------------------------------
CONSUMER NONCYCLICAL (CONTINUED)
ICU Medical, Inc. (a)*                                                                                   11,800  $     358,366
Immunogen, Inc.*                                                                                         40,500        272,160
Labor Ready, Inc.*                                                                                       30,900        417,768
McGrath Rentcorp                                                                                         11,100        338,439
Medicines Co.*                                                                                           10,800        347,868
Medsource Technologies, Inc.*                                                                            73,000        432,160
Nutraceutical International Corp.*                                                                       13,500        291,600
Orthodontic Centers of America (a)*                                                                      50,500        398,950
Perrigo Co.                                                                                              20,600        413,030
Polymedia Corp.                                                                                          13,800        370,116
Ralcorp Holdings, Inc.*                                                                                  36,100      1,098,523
Sierra Health Services*                                                                                  13,220        481,208
United Therapeutics Corp.*                                                                               14,700        350,301
VCA Antech, Inc.*                                                                                        10,500        374,115
Vical, Inc.*                                                                                             40,300        245,830
Yankee Candle Co., Inc.*                                                                                 22,400        617,792
                                                                                                                 -------------
                                                                                                                     9,927,899
                                                                                                                 -------------
ENERGY--7.8%
Arch Coal, Inc.                                                                                          15,500        486,545
Consol Energy, Inc. (a)                                                                                  11,500        308,200
Dril-Quip, Inc.*                                                                                         18,800        309,072
FMC Technologies, Inc.*                                                                                  36,800        994,704
Grant Prideco, Inc.*                                                                                     27,000        418,500
Hydril*                                                                                                  10,600        277,720
Input/Output, Inc.*                                                                                      24,800        192,200
Key Energy Services, Inc.*                                                                               36,000        396,000
Massey Energy Co.                                                                                        17,300        381,811
Tetra Technologies, Inc.*                                                                                21,150        552,650
                                                                                                                 -------------
                                                                                                                     4,317,402
                                                                                                                 -------------
FINANCIAL--18.2%
Alexandria Real Estate Equities, Inc., REIT                                                               8,600        541,800
American Home Mortgage Investment Corp., REIT                                                            17,800        512,640
Bank of Hawaii Corp.                                                                                      8,900        412,337
Capital Automotive REIT                                                                                   8,100        286,011
First Republic Bank                                                                                      12,200        470,432
Horace Mann Educators Corp.                                                                              26,500        416,580
Innkeepers USA Trust, REIT                                                                               38,400        350,976
Investment Technology Group, Inc.*                                                                       26,900        411,570
Jones Lang Lasalle, Inc.*                                                                                14,600        375,366
Knight Trading Group, Inc.*                                                                              30,100        381,066
Lasalle Hotel Properties, REIT                                                                           17,000        401,200
Meristar Hospitality Corp., REIT*                                                                        39,500        274,525
Metris Cos, Inc.*                                                                                        70,400        566,016
Newcastle Investment Corp., REIT                                                                         15,200        512,240
Phoenix Companies, Inc. (a)                                                                              30,600        410,346
Piper Jaffray Companies, Inc.*                                                                            4,900        265,335
Provident Bancorp, Inc.                                                                                  23,100        273,735
Provident Financial Services, Inc.                                                                       16,700        312,123
Santander BanCorp.                                                                                       25,400        698,500


    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP VALUE PORTFOLIO

               SCHEDULE OF INVESTMENTS--MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                       VALUE
SECURITY                                                                                                 SHARES      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------
FINANCIAL (CONTINUED)
Scottish Annuity & Life Holding                                                                          18,300  $     442,677
SL Green Realty Corp., REIT (a)                                                                          10,800        515,160
Southwest Bancorporation of Texas                                                                        12,300        464,079
Sterling Bancshares, Inc.                                                                                61,200        819,468
                                                                                                                 -------------
                                                                                                                    10,114,182
                                                                                                                 -------------
INDUSTRIAL--21.0%
Apogee Enterprises, Inc.                                                                                 31,700        390,861
C&D Technologties, Inc.                                                                                  25,400        424,434
Celadon Group, Inc. (a)*                                                                                 28,700        477,281
CIRCOR International, Inc.                                                                               13,400        302,840
Concord Camera Corp.*                                                                                    35,600        223,568
Cubic Corp.                                                                                              12,000        312,000
Dycom Industries, Inc.*                                                                                  19,900        527,748
Esterline Technologies Corp.*                                                                            22,000        546,700
Florida Rock Industries, Inc.                                                                             9,900        417,285
Heico Corp.                                                                                              18,300        287,127
Herley Industries, Inc.*                                                                                 23,100        436,128
Insituform Technologies, Inc.*                                                                           26,600        415,758
Invision Technologies, Inc.                                                                              17,500        869,225
Itron, Inc.*                                                                                             21,600        401,976
Laidlaw International, Inc.*                                                                             37,600        547,080
Landstar System, Inc.*                                                                                   12,400        507,656
Matthews International Corp., Class A                                                                    10,500        348,600
NN, Inc.                                                                                                 24,500        285,915
Paxar Corp.*                                                                                             27,800        410,050
Simpson Manufacturing Co., Inc.                                                                           7,700        376,915
Sypris Solutions, Inc.                                                                                   21,400        363,800
The Brink's Co.                                                                                          37,700       1,039,766
Trinity Industries, Inc.                                                                                 15,200        422,560
Waste Connections, Inc. (a)*                                                                             24,700        983,060
Worthington Industries                                                                                   17,500        335,475
                                                                                                                 -------------
                                                                                                                    11,653,808
                                                                                                                 -------------
TECHNOLOGY--10.3%
Borland Software Corp.*                                                                                  43,600        395,888
Cray, Inc.*                                                                                              42,600        282,438
Credence Systems Corp. (a)*                                                                              24,500        291,060
Digi International, Inc.*                                                                                26,700        263,529
eFunds Corp.*                                                                                            17,300        283,720
EPIQ Systems, Inc.*                                                                                      16,900        276,822
Mentor Graphics Corp.*                                                                                   19,100        340,362
Midway Games, Inc. (a)*                                                                                  54,600        397,488
NetIQ Corp.*                                                                                             29,500        411,820
Perot Systems Corp., Class A*                                                                            73,100        972,230
Richardson Electronics Ltd.                                                                              26,900        325,759
Seachange International, Inc.*                                                                           15,000        229,500
Sybase, Inc.*                                                                                            28,300        594,017
THQ, Inc.*                                                                                               19,400        392,462
Zoran Corp.*                                                                                             15,000        260,400
                                                                                                                 -------------
                                                                                                                     5,717,495
                                                                                                                 -------------


    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP VALUE PORTFOLIO

               SCHEDULE OF INVESTMENTS--MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                      VALUE
SECURITY                                                                                                 SHARES      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------
UTILITIES--1.6%
Cleco Corp.                                                                                              26,300  $     500,489
UGI Corp.                                                                                                11,630        382,858
                                                                                                                 -------------
                                                                                                                       883,347
                                                                                                                 -------------
TOTAL EQUITIES (Cost $44,950,135)                                                                                   55,206,300
                                                                                                                 -------------
INVESTMENT OF CASH COLLATERAL--7.1%
Dreyfus Institutional Preferred Money Market Fund
  (cost $3,940,100)(+)                                                                                3,940,100      3,940,100
                                                                                                                 -------------
TOTAL INVESTMENTS--106.6% (COST $48,890,235)                                                                        59,146,400
LIABILITIES IN EXCESS OF OTHER ASSETS--(6.6)%                                                                       (3,664,642)
                                                                                                                 -------------
NET ASSETS--100.0%                                                                                               $  55,481,758
                                                                                                                 =============

NOTES TO SCHEDULE OF INVESTMENTS:

REIT  Real Estate Investment Trust
*     Non-income producing security.
(a)   Security, or a portion thereof, was on loan at March 31, 2004.
(+) Affiliated fund that is available only to investment companies and other accounts managed by TBCAM or its affiliates. The effective yield is 0.98%. A complete listing of the fund's holdings as of its most recent fiscal year end is available.


    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP VALUE PORTFOLIO

         STATEMENT OF ASSETS AND LIABILITIES APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (including securities on loan
    valued at $3,120,266 (Note 6)) (Note 1A) (identified cost $44,950,135)                                         $  55,206,300
  Affiliated investment (Note 1F) (cost--$3,940,100)                                                                   3,940,100
  Receivable for investments sold                                                                                      3,110,241
  Interest and dividends receivable                                                                                       28,906
  Prepaid expenses                                                                                                         3,435
                                                                                                                   -------------
    Total assets                                                                                                      62,288,982
LIABILITIES
 Liability for security lending collateral (Note 6)                                           $3,940,100
 Payable for investments purchased                                                             2,625,192
 Due to Custodian                                                                                210,581
 Accrued accounting and custody fees (Note 2)                                                     16,876
 Accrued Trustee fees and expenses (Note 2)                                                        1,260
 Accrued expenses and other liabilities                                                           13,215
                                                                                              ----------
    Total liabilities                                                                                                  6,807,224
                                                                                                                   -------------
NET ASSETS (APPLICABLE TO INVESTORS' BENFICIAL INTEREST)                                                           $  55,481,758
                                                                                                                   =============


    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP VALUE PORTFOLIO

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Dividend income                                                                                                  $     184,616
  Interest income (including securities lending income of $14,336)                                                        18,541
                                                                                                                   -------------
    Total investment Income                                                                                              203,157
EXPENSES
 Investment advisory fee (Note 2)                                                               $214,071
 Accounting and custody fees (Note 2)                                                             41,171
 Legal and audit services                                                                         14,280
 Trustees' fees and expenses (Note 2)                                                              3,798
 Insurance expense                                                                                 3,751
 Miscellaneous                                                                                       734
                                                                                                --------
    Total expenses                                                                                                       277,805
                                                                                                                   -------------
      Net investment income                                                                                              (74,648)
                                                                                                                   -------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                                                                                   8,321,333
  Change in unrealized appreciation (depreciation)
    Investment securities                                                                                              3,369,995
                                                                                                                   -------------
      Net realized and unrealized gain (loss)                                                                         11,691,328
                                                                                                                   -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                              $  11,616,680
                                                                                                                   =============


    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP VALUE PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       SIX MONTHS ENDED
                                                                                        MARCH 31, 2004            YEAR ENDED
                                                                                          (UNAUDITED)          SEPTEMBER 30, 2003
                                                                                       ----------------        ------------------
INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                                           $    (74,648)            $   (19,540)
  Net realized gains (losses)                                                               8,321,333               4,435,792
  Change in net unrealized appreciation (depreciation)                                      3,369,995               7,419,673
                                                                                         ------------             -----------
  Net increase (decrease) in net assets from investment operations                         11,616,680              11,835,925
                                                                                         ------------             -----------
CAPITAL TRANSACTIONS
  Assets contributed by Standish Small Cap Value Fund
    (including unrealized appreciation/depreciation of $533,503)                                   --              36,721,319
  Contributions                                                                             8,587,599               5,115,275
  Withdrawals                                                                            $(10,095,393)             (8,299,647)
                                                                                         ------------             -----------
  Net increase (decrease) in net assets from capital transactions                          (1,507,794)             33,536,947
                                                                                         ------------             -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                    10,108,886              45,372,872
NET ASSETS
  At beginning of period                                                                   45,372,872                      --
                                                                                         ------------             -----------
  At end of period                                                                       $ 55,481,758             $45,372,872
                                                                                         ============             ===========


    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                  FOR THE PERIOD
                                                                                                                 JANUARY 28, 2003
                                                                                           SIX MONTHS ENDED        (COMMENCEMENT OF
                                                                                            MARCH 31, 2004        OPERATIONS TO
                                                                                              (UNAUDITED)        SEPTEMBER 30,2003
                                                                                           ----------------      ------------------
TOTAL RETURN (+)                                                                                  24.75%                29.85%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)*(++)                                                      1.04%                 1.10%
  Net Investment Loss (to average daily net assets)*(++)                                          (0.28)%               (0.07)%
  Portfolio Turnover                                                                                 83%(+++)             102%(+++)
  Net Assets, End of Period (000's omitted)                                                     $55,482               $45,373
----------------------
*   For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:
    Ratios (to average daily net assets):
      Expenses (+)(+)                                                                               N/A                  1.10%
      Net investment loss (+)(+)                                                                    N/A                 (0.07)%

(+) Total return for the Portfolio has been calculated based on the total return for the investor Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absense of expense waivers. Returns for periods of less than one year have not been annualized.
(++)  Computed on an annualized basis.
(+++) Not annualized.


    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP VALUE PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Value Portfolio (the "Portfolio"), a separate diversified investment series of the Portfolio Trust, commenced operations on January 28, 2003.

     The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies.

     At March 31, 2004, there were two funds, The Boston Company Small Cap Value Fund and Dreyfus Premier Small Cap Equity Fund invested in the Portfolio. The value of the funds' investment in the Portfolio reflects the funds' proportionate interests in the net assets of the Portfolio. At March 31, 2004, The Boston Company Small Cap Value Fund and the Dreyfus Premier Small Cap Equity Fund held approximately 97% and 3% interests in the Portfolio, respectively.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of return of capital is conclusively determined.

     C. INCOME TAXES

     The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

     D. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP VALUE PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     E. AFFILIATED ISSUERS

     Issuers in which the fund held investments in other investment companies advised by The Boston Company Asset Management, LLC ("TBCAM") or its affiliates.

(2)  INVESTMENT ADVISORY FEE:

     The investment advisory fee paid to TBCAM for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the Portfolio's average daily net assets.

     The Portfolio compensates Mellon Bank, N.A. under a custody, administration and accounting services agreement for providing custody, fund administration and fund accounting services for the Portfolio. Pursuant to this agreement the Portfolio was charged $37,566 during the period ended March 31, 2004.

     No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended March 31, 2004 were $27,770,048 and $27,885,914, respectively. For the period ended March 31, 2004, the Portfolio did not purchase or sell any long-term U.S. Government securities.

(4)  FEDERAL TAXES:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2004, as computed on a federal income tax basis, were as follows:

     Aggregate Cost                                        $44,974,005
                                                           ===========
     Gross unrealized appreciation                          10,658,694
     Gross unrealized depreciation                            (426,399)
                                                           -----------
     Net unrealized appreciation                           $10,232,295
                                                           ===========

(5)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Portfolio Trust's registration statement.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     OPTIONS

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP VALUE PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     The Portfolio did not enter into option transactions during the period ended March 31, 2004.

     FUTURES CONTRACTS

     The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At March 31, 2004, the Portfolio held no outstanding financial futures contracts.

(6)  SECURITY LENDING:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the period ended March 31, 2004 resulting in security lending income. At March 31, 2004, the Portfolio had $3,120,266 worth of securities on loan.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO

                  THE BOSTON COMPANY SMALL CAP VALUE PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(7)  LINE OF CREDIT:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Mellon Institutional Funds Investment Trust (the "Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of 0.060 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended March 31, 2004, the commitment fee was $767 for the Portfolio.

     During the period ended March 31, 2004, the Portfolio had borrowed under the credit facility and incurred $30 of interest expense.

TRUSTEES AND OFFICERS (UNAUDITED)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of March 31, 2004. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795. The same persons serve as trustees and officers of the Portfolio Trust in the same capacities.

Independent Trustees

                                                                                                    NUMBER OF
                                                                             PRINCIPAL            PORTFOLIOS IN          OTHER
NAME                                               TERM OF OFFICE          OCCUPATION(S)          FUND COMPLEX       DIRECTORSHIPS
ADDRESS, AND                       POSITION(S)      AND LENGTH OF           DURING PAST            OVERSEEN BY          HELD BY
DATE OF BIRTH                    HELD WITH TRUST     TIME SERVED              5 YEARS                TRUSTEE            TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                   Trustee       Trustee since       Chairman of the Board            29                None
c/o Decision Resources, Inc.                      11/3/1986           and Chief Executive
260 Charles Street                                                    Officer, Decision
Waltham, MA 02453                                                     Resources, Inc.
9/30/40

Caleb Loring III                    Trustee       Trustee since       Trustee, Essex Street            29                None
c/o Essex Street Associates                       11/3/1986           Associates (family
400 Essex Street                                                      investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman                Trustee       Trustee since       William Joseph Maier,            29                None
c/o Harvard University                            9/13/1986           Professor of Political
Cambridge, MA 02138                                                   Economy, Harvard
8/5/44                                                                University

John H. Hewitt                      Trustee       Trustee since       Trustee, Mertens                 29                None
P.O. Box 233                                      11/3/1986           House, Inc.; Trustee
New London, NH 03257                                                  and Chairman of the
4/11/35                                                               Board, Visiting Nurse
                                                                      Alliance of Vermont
                                                                      & New Hampshire

Interested Trustees

                                                                                                    NUMBER OF
                                                                             PRINCIPAL            PORTFOLIOS IN          OTHER
NAME                                               TERM OF OFFICE          OCCUPATION(S)          FUND COMPLEX       DIRECTORSHIPS
ADDRESS, AND                       POSITION(S)      AND LENGTH OF           DURING PAST            OVERSEEN BY          HELD BY
DATE OF BIRTH                    HELD WITH TRUST     TIME SERVED              5 YEARS                OFFICER            OFFICER
------------------------------------------------------------------------------------------------------------------------------------
Patrick J. Sheppard           Trustee, President  Since 2003          Senior Vice President            29                None
c/o Standish Mellon Asset          and Chief                          and Chief Operating
Management Company LLC,        Executive Officer                      Officer, Mellon Institutional
One Boston Place                                                      Asset Management;
Boston, MA 02108                                                      formerly Vice President
7/24/65                                                               and Chief Financial Officer,
                                                                      Mellon Institutional
                                                                      Asset Management

Principal Officers who are Not Trustees

                                                                                                    NUMBER OF
                                                                             PRINCIPAL            PORTFOLIOS IN          OTHER
NAME                                               TERM OF OFFICE          OCCUPATION(S)          FUND COMPLEX       DIRECTORSHIPS
ADDRESS, AND                       POSITION(S)      AND LENGTH OF           DURING PAST            OVERSEEN BY          HELD BY
DATE OF BIRTH                    HELD WITH TRUST     TIME SERVED              5 YEARS                OFFICER            OFFICER
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann                  Secretary      Secretary           Senior Vice President            29                None
c/o Standish Mellon Asset                         since 2003          and Head of Operations
Management,                                                           Mellon Institutional Asset
One Boston Place                                                      Management, formerly
Boston, MA 02108                                                      First Vice President,
2/20/61                                                               Mellon Institutional Asset
                                                                      Management and Mellon
                                                                      Global Investments

Steven M. Anderson              Vice President    Vice President      Vice President and Mutual        29                None
c/o Standish Mellon Asset        and Treasurer    since 1999;         Funds Controller, Standish
Management,                                       Treasurer since     Mellon Asset Management
One Boston Place                                  2002
Boston, MA 02108
7/14/65

Denise B. Kneeland              Assistant Vice    Since 1996          Vice President and               29                None
c/o Standish Mellon Asset          President                          Manager, Mutual Funds
Management,                                                           Operations, Standish
One Boston Place                                                      Mellon Asset Management
Boston, MA 02108
8/19/51

Cara E. Hultgren,               Assistant Vice    Since 2001          Assistant Manager, Mutual        29                None
c/o Standish Mellon Asset          President                          Fund Operations since
Management,                                                           1999; Shareholder
One Boston Place                                                      Representative, Standish
Boston, MA 02108                                                      Mellon Asset Management
1/19/71

[MELLON LOGO]         Mellon
                      --------------------------
                      Mellon Institutional Funds

                      One Boston Place
                      Boston, MA 02108-4408
                      800.221.4795
                      www.standishmellon.com

Item 2.  Code of Ethics.

         Not applicable to this filing.

Item 3.  Audit Committee Financial Expert.

         Not applicable to this filing.

Item 4.  Principal Accountant Fees and Services.

         Not applicable to this filing.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable to this filing.

Item 6.  Schedule of Investments

         Filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable to this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable to this filing.

Item 9.  Submission of Matters to a Vote of Security Holders.

         Not applicable to this filing.

Item 10. Controls and Procedures.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date").

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

         (a)(1) Not applicable to this filing.

         (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a) are attached hereto as Exhibit 99CERT.302

         (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Mellon Institutional Funds Master Portfolio

By (Signature and Title):_____________________________________________________
                           Barbara A. McCann, Vice President and Secretary

                           Date ____________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.


By (Signature and Title):  _____________________________________________________
                           Patrick J. Sheppard, President and Chief Executive Officer

                           Date ____________

By (Signature and Title):  _____________________________________________________
                           Steven M. Anderson, Vice President and Treasurer

                           Date ____________